File No. 333-
                                                              _______


                  As filed with the SEC on September 19, 2006
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. __
                      Post-Effective Amendment No.  __
                        (Check appropriate box or boxes)


                     FEDERATED SHORT-TERM MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 CORPORATE DRIVE
                      PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)


                          JOHN W. MCGONIGLE, ESQUIRE
                           FEDERATED INVESTORS TOWER
                              1001 LIBERTY AVENUE
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                    (Name and Address of Agent for Service)


                                   Copies to:

                          MATTHEW G. MALONEY, ESQUIRE
                             DICKSTEIN SHAPIRO LLP
                               2101 L STREET, NW
                           WASHINGTON, DC  20037-1526
                                 (202) 828-2218

                          ACQUISITION OF THE ASSETS OF

                          FEDERATED LIMITED TERM FUND
            A PORTFOLIO OF FEDERATED FIXED INCOME SECURITIES, INC.

       BY AND IN EXCHANGE FOR CLASS A SHARES AND INSTITUTIONAL SHARES OF

                      FEDERATED SHORT-TERM MUNICIPAL TRUST


           Approximate Date of Proposed Public Offering: As soon as
        practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.  This public offering of shares of Registrant's Series is on-going.  The title of securities being registered is shares of beneficial interest.

              It is proposed that this filing will become effective
                    on October 25, 2006 pursuant to Rule 488.



NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.








Federated Limited Term Municipal Fund

PROSPECTUS/PROXY STATEMENT - PLEASE VOTE!

YOUR PARTICIPATION IS IMPORTANT!
VOTING TAKES ONLY A FEW MINUTES, AND TIME IS OF THE ESSENCE.
PLEASE ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.


A special meeting of the shareholders of Federated Limited Term Municipal Fund will be held on December 8, 2006. IT IS IMPORTANT FOR YOU TO VOTE ON THE ISSUE DESCRIBED IN THIS PROSPECTUS/PROXY STATEMENT. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanation will help you to decide on the issue.

Following is an introduction to the process and the proposal.

WHY AM I BEING ASKED TO VOTE?
Mutual funds are required to obtain shareholders' votes for certain types of changes, like the one included in this Prospectus/Proxy Statement. You have a right to vote on these changes.

WHAT IS THE ISSUE?
A proposed Reorganization under which Federated Short-Term Municipal Trust would acquire all of the assets of Federated Limited Term Municipal Fund. Class A Shares of Federated Limited Term Municipal Fund will become Class A Shares of Federated Short-Term Municipal Trust; Class F Shares of Federated Limited Term Municipal Fund will become Institutional Service Shares of Federated Short-Term Municipal Trust.

WHY IS THE REORGANIZATION BEING PROPOSED?
The Board of Trustees believes that the Reorganization is in the best interest of Federated Limited Term Municipal Fund and its shareholders.

Both funds have similar objectives, strategies, and portfolio compositions. For holders of Federated Limited Term Municipal Fund Class F Shares, the Reorganization will result in lower fees and expenses. The Class A Shares' fees and expenses, as a percentage of net assets, will be identical for the two funds.

The reason for the proposed Reorganization is to combine two smaller funds with similar investment approaches in order to decrease the likelihood that redemptions will disrupt portfolio management. The assets of both funds have declined over the last several years. The larger asset size of the combined fund resulting from the Reorganization will make it less likely that redemptions by a large client will significantly disrupt the management of the fund's portfolio.



HOW WILL THE REORGANIZATION AFFECT MY INVESTMENT?

{circle}Both funds have similar investment objectives and strategies.  Federated
     Short-Term Municipal Trust and Federated Limited Term Municipal Fund seek to provide income that is exempt from federal regular income tax by investing in a portfolio of investment grade tax-exempt securities. While the portfolio of Federated Limited Term Municipal Fund has a dollar-weighted average duration of four years or less, the portfolio of Federated Short-Term Municipal Trust will have a dollar weighted average maturity of less than three years.
{circle}The net asset value of your investment will not change.
{circle}The Reorganization will be a tax-free transaction. You should consult your tax advisers regarding the effect, if any, of the Reorganization in light of your individual circumstances.

HOW DO I VOTE MY SHARES?
You may vote in person at the meeting or complete and return the enclosed proxy card. Please note that if you:

     1. do not respond at all, we may contact you by telephone to request that you cast your vote;

     2. sign and return the proxy card without indicating a preference, your vote will be cast for the proposal.

You may also vote by telephone through the Voice Response Unit (VRU) or through the Internet. Please refer to your ballot for the appropriate VRU telephone number and Internet address.

WHAT SHOULD I DO IN CONNECTION WITH THE REORGANIZATION?
You need not and should not do anything for the Reorganization except vote your shares today. If approved, the Reorganization will take place automatically, and your Federated Limited Term Municipal Fund shares will automatically be exchanged for Federated Short-Term Municipal Trust shares. We request that you do not attempt to make the exchange yourself, as this will disrupt the management of the fund's portfolio.

WHOM DO I CALL IF I HAVE QUESTIONS ABOUT THIS PROSPECTUS/PROXY STATEMENT?
Call your Investment Professional or a Federated Client Service Representative. Federated's toll-free number is 1-800-341-7400.

   After careful consideration, the Board of Trustees has unanimously approved this proposal. The Board of Trustees recommends that you read the enclosed materials carefully and vote FOR the proposal.









                    FEDERATED FIXED INCOME SECURITIES, INC.

                     FEDERATED LIMITED TERM MUNICIPAL FUND

                                   NOTICE OF

                        SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD DECEMBER 8, 2006


TO SHAREHOLDERS OF FEDERATED LIMITED TERM MUNICIPAL FUND, a Portfolio of Federated Fixed Income Securities, Inc.

A special meeting of the shareholders of Federated Limited Term Municipal Fund ("LTMF") will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on December 8, 2006, for the following purposes:

   1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Short-Term Municipal Trust ("STMT") would acquire all of the assets of LTMF in exchange for Class A Shares and Institutional Service Shares of STMT to be distributed pro rata by LTMF in complete liquidation and termination of LTMF; and

   2. To transact such other business as my properly come before the special meeting or any adjournment thereof.

The Board of Directors has fixed October 19, 2006 as the record date for determination of LTMF shareholders entitled to vote at the meeting.


                                                 By Order of the Board of
                                                 Directors,


                                                 John W. McGonigle
                                                 Secretary
October 26, 2006



YOU CAN HELP THE FUND AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

                           PROSPECTUS/PROXY STATEMENT


                                OCTOBER 26, 2006

                          ACQUISITION OF THE ASSETS OF

                     FEDERATED LIMITED TERM MUNICIPAL FUND
             A PORTFOLIO OF FEDERATED FIXED INCOME SECURITIES, INC.
                            (A MARYLAND CORPORATION)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No:  1-800-245-5000

                        BY AND IN EXCHANGE FOR SHARES OF

                      FEDERATED SHORT-TERM MUNICIPAL TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No:  1-800-245-5000

      This Prospectus/Proxy Statement describes the proposal whereby Federated Limited Term Municipal Fund ("LTMF"), a portfolio of Federated Fixed Income Securities, Inc. (the "Corporation"), would transfer all of its assets to Federated Short-Term Municipal Trust ("STMT") in exchange for shares of STMT (the "Reorganization"). STMT shares will be distributed pro rata by LTMF to its shareholders in complete liquidation and dissolution of LTMF. As a result of the Reorganization, each owner of LTMF's Class A Shareholders will become the owner of Class A Shares of STMT, while each owner of LTMF's Class F Shares will become the owner of Institutional Service Shares of STMT, in each case having a total net asset value ("NAV") equal to the total NAV of his or her holdings in LTMF on the date of the Reorganization (the "Closing Date").

      Both LTMF and STMT (each a "Fund," and collectively the "Funds") seek to provide income exempt from federal regular income tax by investing in a portfolio of investment grade tax-exempt securities. The portfolio of LTMF will have a dollar-weighted average duration of four years or less, while the portfolio of STMT will have a dollar-weighted average maturity of less than three years. For a comparison of the investment policies and objectives of the Funds, see "Summary--Comparison of Investment Objectives, Policies and Limitations." Information concerning the Class A Shares and Class F Shares of LTMF, as compared to the Class A Shares and Institutional Service Shares of STMT, respectively, is included in this Prospectus/Proxy Statement in the sections entitled "Summary --Comparative Fee Tables" and "Information about the Reorganization - Description of STMT Shares and Capitalization."

      The Board of Directors (the "Board") of the Corporation and the Funds' investment adviser believe that the proposed Reorganization is in the best interests of LTMF and its shareholders.

      This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus for the Class A Shares of STMT dated September 19, 2006, or the Prospectus for the Institutional Service Shares of STMT dated August 31, 2006, as applicable, each of which is incorporated herein by reference. A Statement of Additional Information ("SAI") for Class A Shares and Institutional Service Shares of STMT dated August 31, 2006 (Revised September 19, 2006) (relating to STMT's Class A Shares and Institutional Service Shares Prospectuses) as well as an SAI dated October 26, 2006 (relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. A Prospectus and SAI dated January 31, 2006 for the Class A and Class F Shares of LTMF are also incorporated herein by reference. Further information about STMT's performance is contained in its Annual Report for Institutional Service Shares dated June 30, 2006, which is incorporated herein by reference. As STMT's Class A Shares is newly created share class of STMT, an Annual Report for this Class are not currently available. Further information about LTMF's performance is contained in its Annual Report dated November 30, 2005 and its Semi-Annual Report dated May 31, 2006, which are incorporated herein by reference. Copies of these materials and other information about STMT and LTMF may be obtained without charge by writing to or calling STMT at the address and telephone number shown on the previous page.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                               TABLE OF CONTENTS

                                                                       Page

SUMMARY
    Reasons for the Proposed Reorganization..........................    1
    Certain Effects of the Reorganization on LTMF Class F Shareholders   2
    Tax Consequences.................................................    2
    Comparison of Investment Objectives, Policies and Limitations....    2
    Comparison of Risks..............................................    7
    Comparative Fee Tables...........................................    7
    Comparison of Potential Risks and Rewards: Performance Information   7
    Investment Adviser ..............................................   14
    Portfolio Management Information.................................   14
    Advisory Fees, Service Fees, Shareholder Fees and Other Expenses. 14 Purchase, Redemption and Exchange Procedures; Dividends and
    Distributions ...................................................   14
    Tax Information; Frequent Trading; Portfolio Holdings Information   16

INFORMATION ABOUT THE REORGANIZATION
    Description of the Plan of Reorganization........................   18
    Description of STMT Shares and Capitalization....................   19
    Federal Income Tax Consequences..................................   21
    Comparative Information on Shareholder Rights....................   22

INFORMATION ABOUT FEDERATED SHORT-TERM MUNICIPAL TRUST
AND FEDERATED LIMITED TERM MUNICIPAL FUND
    Where to Find Additional Information.............................   26
    Legal Proceedings................................................   27

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING
    Proxies, Quorum and Voting at the Special Meeting................   28
    Share Ownership of the Funds.....................................   30
    Interest of Certain Persons......................................   30

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY.........   30

AGREEMENT AND PLAN OF REORGANIZATION (EXHIBIT A).....................  A-1

                                    SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A copy of the Agreement and Plan of Reorganization (the "Plan") pursuant to which the Reorganization will be conducted is attached to this Prospectus/Proxy Statement as Exhibit A. The Prospectus of STMT's Class A Shares or the Prospectus for STMT's Institutional Service Shares, as the case may be, accompanies this Prospectus/Proxy Statement.


REASONS FOR THE PROPOSED REORGANIZATION

      The Board of the Corporation has determined that a combination of LTMF into STMT is in the best interest of LTMF and its shareholders. The investment objectives, investment strategies and portfolio compositions of the combining Funds are similar. The reason for the proposed Reorganization is to combine two smaller Funds with similar investment approaches in order to decrease the likelihood that redemptions will disrupt portfolio management. For holders of Class F Shares of LTMF, the Reorganization will also result in lower fees and expenses.

      LTMF has experienced a decline in assets over the last several years. As of July 31, 2006, LTMF had total assets of $81.3 million split between its two share classes, Class A Shares ($64.9 million) and Class F Shares ($16.4 million). Since 2003, LTMF has lost assets, dropping from $246.2 million at December 31, 2003. As of July 31, 2006, the total assets of STMT were $217.2 million, split between its two existing share classes, Institutional Shares ($200.9 million) and Institutional Service Shares ($16.3 million). STMT has also lost assets in recent years, dropping from $400.5 million at December 31, 2003. The larger asset size of the combined fund resulting from the Reorganization will make it less likely that redemptions by a large client will significantly disrupt the management of the fund's portfolio.

      In the Reorganization, holders of Class A shares of LTMF will receive an equivalent net asset value of Class A shares of STMT, which is a new share class of STMT created for the Reorganization. As shown below in the "Comparative Fee Tables," the fees and expenses of STMT's Class A Shares as a percentage of net assets will be identical to those of the Class A Shares of LTMF. Holders of Class F Shares of LTMF will receive in the Reorganization an equivalent net asset value of Institutional Service Shares of STMT, an existing class. As shown in "Comparative Fee Tables" below, the fees and expenses of Institutional Service Shares of STMT as a percentage of net assets are lower than those of the Class F Shares of STMT.

      The Board of LTMF has voted to recommend to holders of shares of LTMF the approval of the Plan, pursuant to which STMT would acquire all of the assets of LTMF in exchange for Class A Shares and Institutional Service Shares of STMT (the "Exchange"). Immediately following the Exchange, LTMF will distribute the Class A Shares and Institutional Shares of STMT received in the Exchange pro rata to holders of its Class A Shares and Class F Shares, respectively, in a complete liquidation and termination of LTMF. As a result of the Reorganization, each holder of Class A Shares of LTMF will become the owner of Class A Shares of STMT and each holder of Class A Shares of LTMF will become the owner of Institutional Service Shares of STMT, in each case having a total net asset value equal to the total net asset value of his or her holdings in LTMF on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined).

      In considering the proposed Reorganization, the Board took into consideration a number of factors, including: (1) the compatibility of LTMF's and STMT's investment objectives, policies and limitations; (2) the greater long-term viability of STMT based on its comparatively larger asset size; (3) the lower expenses of STMT's Institutional Service Shares compared to the expenses of LTMF's Class F Shares; and (4) that the Reorganization will not result in recognition of any gain or loss for federal income tax purposes either to LTMF or STMT or to shareholders of LTMF or STMT.



      The Board concluded to recommend to shareholders of LTMF that they vote to approve the Reorganization. Pursuant to Rule 17a-8 under the Investment Company Act of 1940 Act (the "1940 Act"), the Board, including a majority of the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, determined that the Reorganization is in the best interest of LTMF and its shareholders, and that the interests of LTMF shareholders would not be diluted as a result of the Reorganization.

      The Board of Trustees of STMT, which consists of the same individuals as the Board of the Corporation, likewise approved the Reorganization on behalf of STMT. Pursuant to Rule 17a-8 under the 1940 Act, the Board of STMT, including a majority of the Trustees who are not "interested persons," determined that the Reorganization is in the best interest of STMT and its shareholders, and that the interests of existing STMT shareholders would not be diluted as a result of the Reorganization.


CERTAIN EFFECTS OF THE REORGANIZATION ON LTMF CLASS F SHAREHOLDERS

      IF THE REORGANIZATION IS APPROVED BY SHAREHOLDERS AND OCCURS, HOLDERS OF LTMF CLASS F SHARES WHO BECOME HOLDERS OF STMT INSTITUTIONAL SERVICE SHARES WILL BE SUBJECT TO THE LARGER $25,000 MINIMUM ACCOUNT SIZE APPLICABLE TO STMT INSTITUTIONAL SERVICE SHARES, RATHER THAN THE $1,500 MINIMUM ACCOUNT SIZE APPLICABLE TO CLASS F SHARES OF LTMF. ACCORDINGLY, FOLLOWING THE REORGANIZATION LTMF CLASS F SHAREHOLDERS WITH ACCOUNTS LESS THAN $25,000 WILL BE SUBJECT MANDATORY REDEMPTION AND CLOSURE AT ANY TIME. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The minimum account size applicable to Class A shares of STMT is the same $1,500 applicable to Class A Shares of LTMF.

      BECAUSE THE SYSTEMATIC INVESTMENT PROGRAM (SIP) IS NOT AVAILABLE FOR INSTITUTIONAL SERVICE SHARES OF STMT, ANY SIP OF A LTMF CLASS F SHAREHOLDER WILL TERMINATE WHEN THE REORGANIZATION BECOMES EFFECTIVE. Holders of STMT Institutional Service Shares may purchase additional shares at any time by following the normal purchase procedures. SIPs of LTMF Class A Shareholders will not be terminated as a result of the Reorganization.


TAX CONSEQUENCES

      As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either Fund or LTMF's shareholders. The tax basis of STMT's Class A Shares and Institutional Service Shares received by LTMF shareholders will be the same as the tax basis of their shares in LTMF. There will be taxes payable in connection with distributions, if any, by LTMF immediately before the Closing Date. These distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganization.


          THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC., RECOMMENDS THAT YOU VOTE "FOR" APPROVAL OF THE REORGANIZATION.


COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS

      The investment objective of STMT is to provide dividend income which is exempt from federal regular income tax. STMT attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt. STMT will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax. The foregoing investment objective and policies of STMT are fundamental and may not be changed by STMT's Board of Trustees without shareholder approval.

      LTMF's investment objective is similar, to provide a high level of current income which is exempt from federal regular income tax consistent with preservation of principal. Under normal circumstances, LTMF will be invested so that at least 80% of its net assets are invested in obligations, the interest from which is exempt from federal regular income tax. The foregoing investment objective and policy of LTMF are fundamental and may not be changed by LTMF's Board without shareholder approval.

      Each Fund pursues its investment objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from each Fund's investments may be subject to the Federal alternative minimum tax for individuals and corporations (AMT). Each fund invests primarily in tax-exempt municipal securities, including general obligation bonds, special revenue bonds, private activity bonds, municipal mortgage backed securities, variable rate demand instruments and municipal notes. The securities in which STMT invests will be investment grade at the time of purchase, while the securities purchased by LTMF will be primarily investment grade.

      Federated Investment Management Company, the investment adviser to each Fund ("Adviser"), actively manages both Funds' portfolios, by emphasizing credit quality while seeking to manage the Fund's interest rate risk and to provide high levels of income. For each Fund, the Adviser performs a fundamental credit analysis on tax-exempt securities before the Fund purchases such securities.
The Adviser considers various factors, including the following:

         {circle}the economic feasibility of revenue bond financing and general purpose financing;

         {circle}the financial condition of the issuer or guarantor; and

         {circle}political developments that may affect credit quality.

      For each Fund, the Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations ("NRSRO's").

      The Adviser manages each Fund's interest rate risk by adjusting the duration of its portfolio. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in interest rates. A principal difference in the investment strategies of the two Funds as described in their respective prospectuses is that LTMF's dollar weighted average duration is four years or less, while STMT's dollar weighted average duration is less than three years. Historically, LTMF has been managed at less than three years in duration, while STMT has been managed at between 1.5 and
2.75 years in duration.

      The Adviser will increase or reduce each Fund's portfolio duration based upon its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. Each Fund may use derivative contracts to manage portfolio duration.

      Each Fund has fundamental investment limitations which may not be changed without shareholder approval. The principal difference in the two Funds is that STMT's fundamental limitations prohibit borrowings except as a temporary measure to fund redemptions, whereas LTMF's fundamental limitations permit borrowings to the maximum extent permitted by the 1940 Act. In addition, STMT has fundamental limitations that prohibit it from selling securities short or purchasing securities on a margin and permit the pledging of assets only to secure permitted borrowings. While LTMF has similar limits on purchasing on margin and pledging assets, these limitations are non-fundamental limitations. While shareholder approval is required to change a fundamental limitation, non-fundamental limitations may be changed by the Fund's Board.

      The following chart compares the fundamental limitations and the above mentioned non-fundamental limitations of LTMF and STMT.


                                                       INVESTMENT LIMITATIONS
       LTMF                                                              STMT
DIVERSIFICATION OF DIVERSIFICATION OF INVESTMENTS (fundamental)
INVESTMENTS        With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the
(fundamental)      securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of
With respect to    the United States or its agencies or instrumentalities and repurchase agreements collateralized by such
securities         U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the comprising 75% of  value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of
the value of its   the outstanding voting securities of that issuer.
total assets, the
Fund will not
purchase
securities of any
one issuer (other
than cash; cash
items; securities
issued or
guaranteed by
the government of
the United States
or its agencies or
instrumentalities
and repurchase
agreements
collateralized by
such U.S.
government
securities; and
securities of
other investment
companies) if, as
a result, more
than 5% of the
value of its total
assets would be
invested in the
securities of that
issuer, or the
Fund would own
more than 10% of
the outstanding
voting securities
of that issuer.
ISSUING SENIOR     ISSUING SENIOR SECURITIES (fundamental)
SECURITIES AND     The Fund will not issue senior securities, except as permitted by its investment objective and policies.
BORROWING MONEY    BORROWING MONEY (fundamental)
(fundamental)      The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then:
The Fund may       (a) only in amounts not in excess of 5% of the value of its total assets; or (b) in an amount up to one-third of
borrow money,      the value of its total assets, including the amount borrowed.  (This borrowing provision is not for investment
directly or        leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests
indirectly, and    where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.)  While any such
issue senior       borrowings are outstanding, no net purchases of investment securities will be made by the Fund.  If, due to securities to the  market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund
maximum extent     will reduce its borrowings within three business days.  To do this, the Fund may have to sell a portion of its
permitted under    investments at a time when it may be disadvantageous to do so.
the Investment
Company Act of
1940, as amended.
INVESTING IN REAL  INVESTING IN REAL ESTATE (fundamental)
ESTATE             The Fund will not buy or sell real estate, although it may invest in municipal securities secured by real estate
(fundamental)      or interests in real estate.
The Fund may not
purchase or sell
real estate,
provided that this
restriction does
not prevent the
Fund from
investing in
issuers which
invest, deal, or
otherwise engage
in transactions in
real estate or
interests therein,
or investing in
securities that
are secured by
real estate or
interests therein.
The Fund may
exercise its
rights under
agreements
relating to such
securities,
including the
right to enforce
security interests
and to hold real
estate acquired by
reason of such
enforcement until
that real estate
can be liquidated
in an orderly
manner.
INVESTING IN       INVESTING IN COMMODITIES (fundamental)
COMMODITIES        The Fund will not buy or sell commodities or commodity contracts.
(fundamental)
The Fund may not
purchase or sell
physical
commodities,
provided that the
Fund may purchase
securities of
companies that
deal in
commodities.
UNDERWRITING       UNDERWRITING (fundamental)
(fundamental)      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the
The Fund may not   Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective,
underwrite the     policies and limitations.
securities of
other issuers,
except that the
Fund may engage in
transactions
involving the
acquisition,
disposition or
resale of its
portfolio
securities, under
circumstances
where it may be
considered to be
an underwriter
under the
Securities Act of
1933.
CONCENTRATION OF   CONCENTRATION (fundamental)
INVESTMENTS        The Fund will not make investments that will result in the concentration of its investments in the securities of
(fundamental)      issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments
The Fund will not  will not be deemed to constitute an industry.
make investments
that will result
in the
concentration of
its investments in
the securities of
issuers primarily
engaged in the
same industry.
Government
securities,
municipal
securities and
bank instruments
will not be deemed
to constitute an
industry.
LENDING            LENDING (fundamental)
(fundamental)      The Fund will not make loans, but may acquire publicly or non- publicly issued municipal securities as permitted
The Fund may not   by its investment objective, policies and limitations.
make loans,
provided that this
restriction does
not prevent the
Fund from
purchasing debt
obligations,
entering into
repurchase
agreements,
lending its assets
to broker/dealers
or institutional
investors and
investing in
loans, including
assignments and
participation
interests.
PURCHASES ON       SELLING SHORT AND BUYING ON MARGIN (fundamental)
MARGIN (non-       The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term
fundamental)       credits as may be necessary for clearance of purchases and sales of securities.
The Fund will not
purchase
securities on
margin, provided
that the Fund may
obtain short-term
credits necessary
for the clearance
of purchases and
sales of
securities, and
further provided
that the Fund may
make margin
deposits in
connection with
its use of
financial options
and futures,
forward and spot
currency
contracts, swap
transactions and
other financial
contracts or
derivative
instruments.
PLEDGING ASSETS    PLEDGING ASSETS (fundamental)
(non-fundamental)  The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings.  In those
The Fund will not  cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of the mortgage, pledge,  total assets at the time of the borrowing.
or hypothecate any
of its assets,
provided that this
shall not apply to
the transfer of
securities in
connection with
any permissible
borrowing or to
collateral
arrangements in
connection with
permissible
activities.


COMPARISON OF RISKS

      All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. Since LTMF and STMT invest in the same types of securities, an investment in STMT presents the same types of investment risks as investing in LTMF. A principal risk factor applicable to an investment in either Fund is interest rate risk. Interest rate risk is the risk posed by the fact that prices of fixed-income securities rise and fall inversely in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. As indicated above, LTMF's investment strategy is to limit dollar weighted average duration to four years or less, while STMT's strategy is to limit dollar weighted average duration to less than three years. Historically, LTMF has been managed at less than three years in duration, while STMT has been managed at between 1.5 and
2.75 years in duration.

      Each Fund is also exposed to credit risk, which is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed-income securities receive credit ratings from NRSRO's such as Standard & Poor's and Moody's Investors Service. These NRSRO's assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk, and higher credit ratings correspond to lower perceived credit risk. As indicated above, the securities in which STMT invests will be investment grade at the time of purchase. While the securities purchased by LTMF will be primarily investment grade, LTMF may also purchase non-investment grade securities.

      A full discussion of the risks inherent in the investment in LTMF and STMT is set forth in each Fund's Prospectus and SAI, each of which is incorporated herein by reference. LTMF's Prospectus and SAI are dated January 31, 2006. The Prospectuses for STMT are dated September 19, 2006 (Class A Shares) and August 31, 2006 (Institutional Service Shares), and the SAI for both classes of STMT is dated August 31, 2006 (Revised September 19, 2006).

COMPARATIVE FEE TABLES

      Like all mutual funds, LTMF and STMT incur certain expenses in their operations. These expenses include management fees, as well as costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses currently incurred by the Class A Shares and Class F Shares of LTMF and Class A Shares and Institutional Service Shares of STMT respectively, and pro forma fees for STMT after giving effect to the Reorganization.



FEDERATED SHORT-TERM MUNICIPAL TRUST - INSTITUTIONAL SERVICE SHARES AND FEDERATED LIMITED TERM MUNICIPAL FUND - CLASS F SHARES
FEES AND EXPENSES
This table describes the fees and expenses of the Federated Short-Term Municipal Trust's Institutional Service Shares for its most recent fiscal year end (June 30, 2006), as well as on a Pro Forma basis giving effect to the Reorganization, and the fees and expenses of the Federated Limited Term Municipal Fund's Class F Shares for its most recent fiscal year end (November 30, 2005).


                                                                                FEDERATED SHORT-TERM
                                                                                MUNICIPAL TRUST -
                                                                                INSTITUTIONAL                       FEDERATED
                                                                                SERVICE SHARES           FEDERATED  SHORT-TERM
                                                                                                         LIMITED    MUNICIPAL TRUST
                                                                                                         TERM       -
SHAREHOLDER FEES                                                                                         MUNICIPAL  PRO FORMA
                                                                                                         FUND -     COMBINED
                                                                                                         CLASS F    INSTITUTIONAL
                                                                                                         SHARES     SERVICE SHARES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of            None                     None       None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)                                    None                     1.00%      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price)                              None                     None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)              None                     None       None
Exchange Fee                                                                    None                     None       None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and reimbursement)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                  0.40%2                   0.40%3     0.40%2
Distribution (12b-1) Fee                                                        0.25%4                   0.15%5     0.25%4
Other Expenses                                                                  0.43%6                   0.61%7     0.43%6
Total Annual Fund Operating Expenses                                            1.08%                    1.16%      1.08%

1 The percentages shown are based on expenses for the entire fiscal years ended June 30, 2006, November 30, 2005 and June 30, 2006, respectively.
     However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor, administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses each Fund actually paid for the fiscal years ending June 30, 2006, November 30, 2005 and June 30, 2006, respectively.

  Total Waivers and Reimbursement of Fund Expenses                              0.40%                    0.42%      0.40%
  Total Actual Annual Fund Operating Expenses (after waivers and                0.68%                    0.74%      0.68%
  reimbursement)

2    Federated     Short-Term     Municipal    Trust's    Adviser    voluntarily
     waived/reimbursed  a  portion  of  the  management  fee.  The  Adviser  can terminate this voluntary  waiver/reimbursement  at any time. The management fee paid by the Fund (after the voluntary  waiver/reimbursement)  was 0.28%
     for the fiscal year ended June 30, 2006.

3 Federated Limited Term Municipal Fund's Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.15% for the fiscal year ended November 30, 2005.

4 The distributor voluntarily waived the distribution (12b-1) fee for the Federated Short-Term Municipal Trust's Institutional Service Shares. The distributor can terminate this voluntary waiver at any time.

5 The distributor voluntarily waived a portion of the distribution (12b-1) fee for the Federated Limited Term Municipal Fund's Class F Shares. The distributor can terminate this voluntary waiver at any time.

6 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were 0.40% for the fiscal year ended
     June 30, 2006.

7 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator and shareholder services provider voluntarily waived a portion of their fee.
     The administrator and shareholder services provider can terminate these voluntary waivers at any time. Total other operating expenses paid by the Fund (after the voluntary waivers) were 0.59% for the fiscal year ended
     November 30, 2005.




  EXAMPLE

  This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waivers as shown in the Table and remain the same. The numbers in the Federated Limited Term Municipal Fund, Class F Shares column show costs both with and without reflecting the 1.00% deferred sales charge generally applicable to the redemption of Federated Limited Term Municipal Fund's Class F Shares. The 1.00% deferred sales change does not apply to shareholders of Federated Limited Term Municipal Fund Class F Shares who receive Institutional Service Shares of Federated Short-Term Municipal Trust in the Reorganization.

                                                                                     1 Year 3 Years 5 Years 10 Years
FEDERATED SHORT-TERM MUNICIPAL TRUST, INSTITUTIONAL SERVICE SHARES

                                                                                     $110   $343    $595    $1,317
FEDERATED LIMITED TERM MUNICIPAL FUND, CLASS F SHARES

Expenses assuming redemption                                                         $218   $468    $638    $1,409
Expenses assuming no redemption                                                      $118   $368    $638    $1,409
FEDERATED SHORT-TERM MUNICIPAL FUND, PRO FORMA COMBINED INSTITUTIONAL SERVICE SHARES

                                                                                     $110   $343    $595    $1,317


COMPARISON OF POTENTIAL RISKS AND REWARDS: PERFORMANCE INFORMATION

      The performance information shown below will help you analyze each Fund's investment risks in light of its historical returns. The bar charts show the variability of LTMF's Class A Shares and STMT's Institutional Service Shares total returns on a calendar year basis for the years indicated. The Average Annual Total Return Tables show returns averaged over the stated periods, and include comparative performance information. The figures assume reinvestment of dividends and distributions. Each Fund's performance will fluctuate, and past performance is no guarantee of future results.

FEDERATED LIMITED TERM MUNICIPAL FUND

RISK/RETURN BAR CHART - CLASS A SHARES



The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

LTMF's Class A Shares total return for the six-month period from January 1, 2006 to June 30, 2006 was (0.46)%.

Within the period shown in the bar chart, LTMF's Class A Shares highest quarterly return was 2.03% (quarter ended June 30, 2002). Its lowest quarterly return was (0.86)% (quarter ended June 30, 2004).


AVERAGE ANNUAL TOTAL RETURN TABLE

      The Average Annual Total Returns for LTMF's Class A and Class F Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for both Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) and the Lehman Brothers 3-Year Municipal Bond Index (LB3MB), each a broad-based market index. The LB1MB is an index of municipal bonds issued after December 31, 1990 with a maturity range of 1-2 years, a minimum credit rating of at least Baa, and an outstanding par value of at least $5 million, which have been issued as part of a deal worth at least
$50 million and which must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the LB1MB. The LB3MB is an index of municipal bonds issued after January 1, 1991 with a maturity range of 1-5 years and a minimum credit rating of at least Baa, and an outstanding par value of at least $5 million, which have been issued as part of a deal worth at least $50 million. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the LB3MB. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.



 (FOR THE PERIODS ENDED DECEMBER 31, 2005)

                                                                 1 YEAR     5 YEARS     10 YEARS
CLASS A SHARES:
Return Before Taxes                                              0.07%      2.48%       3.06%
Return After Taxes on Distributions1                             0.07%      2.48%       3.06%
Return After Taxes on Distributions and Sale of Fund Shares1     0.93%      2.50%       3.10%
CLASS F SHARES:
Return Before Taxes                                              0.36%      2.95%       3.42%
LB1MB                                                            3.51%      5.59%       5.71%
LB3MB                                                            0.87%      3.70%       4.18%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns for Class F Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

FEDERATED SHORT-TERM MUNICIPAL TRUST

RISK/RETURN BAR CHART - INSTITUTIONAL SERVICE SHARES


STMT's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

STMT's Institutional Service Shares total return for the six-month period from January 1, 2006 to June 30, 2006 was 0.83%.

Within the period shown in the bar chart, STMT's Institutional Service Shares highest quarterly return was 2.21% (quarter ended March 31, 2001). Its lowest quarterly return was (0.87)% (quarter ended June 30, 2004).


AVERAGE ANNUAL TOTAL RETURN TABLE
Return Before Taxes is shown for both classes. In addition, Return After Taxes is shown for STMT's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) and Lehman Brothers 3-Year Municipal Bond Index (LB3MB), broad-based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


 (For the Periods Ended December 31, 2005)

                                                                 1 YEAR  5 YEARS  10 YEARS
INSTITUTIONAL SERVICE SHARES:
Return Before Taxes                                               1.20%    2.92%     3.32%
Return After Taxes on Distributions1                              1.20%    2.92%     3.32%
Return After Taxes on Distributions and Sale of Fund Shares1      1.71%    2.92%     3.34%
CLASS A SHARES:2
Return Before Taxes                                               0.07%    2.48%     3.06%
LB1MB                                                             1.57%    2.80%     3.59%
LB3MB                                                             0.87%    3.70%     4.18%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
2 Represents total returns for Limited Term Municipal Fund Class A Shares, which is expected to reorganize into Short-Term Municipal Trust Class A Shares.

FEDERATED LIMITED-TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

      The Financial Highlights will help you understand LTMF's Class A Shares and Class F Shares financial performance for its past five fiscal years and the six months ended May 31, 2006. Some of the information presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in LTMF, assuming reinvestment of any dividends and capital gains.

      This information for the period ended November 30, 2005 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with LTMF's audited financial statements, is included in LTMF's Annual Report. The information for the prior fiscal years was audited by another independent registered public accounting firm.

FEDERATED LIMITED TERM MUNICIPAL FUND

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

                                                                   SIX MONTHS ENDED      20051    2004     2003     2002     2001
                                                                (unaudited) 5/31/2006
NET ASSET VALUE, BEGINNING OF PERIOD                                    $9.63            $9.77   $9.90    $9.83    $9.74    $9.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                    0.13            0.24     0.21     0.21    0.262     0.34
Net realized and unrealized gain (loss) on investments and              (0.04)          (0.14)   (0.13)    0.08    0.092     0.18
futures contracts
TOTAL FROM INVESTMENT OPERATIONS                                         0.09            0.10     0.08     0.29     0.35     0.52
LESS DISTRIBUTIONS:
Distributions from net investment income                                (0.13)          (0.24)   (0.21)   (0.22)   (0.26)   (0.34)
NET ASSET VALUE, END OF PERIOD                                          $9.59            $9.63   $9.77    $9.90    $9.83    $9.74
TOTAL RETURN3                                                           0.97%            1.07%   0.86%    2.92%    3.59%    5.53%
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                            0.98%4           0.98%   0.98%    0.98%    0.98%    0.98%
Net investment income                                                   2.76%4           2.50%   2.16%    2.16%    2.58%2   3.42%
Expense waiver/ reimbursement5                                          0.36%4           0.27%   0.15%    0.11%    0.16%    0.28%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                $69,924          $87,040 $153,283 $235,512 $225,572 $148,914
Portfolio turnover                                                       20%              11%     24%      26%      39%      39%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain
(loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
3   Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
4   Computed on an annualized basis.
5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

FEDERATED LIMITED TERM MUNICIPAL FUND

Financial Highlights - Class F Shares
(For a Share Outstanding Throughout Each Period)

                                                                           SIX MONTHS ENDED  2005    2004    2003     2002    2001
                                                                             (unaudited)
                                                                              5/31/2006
NET ASSET VALUE, BEGINNING OF PERIOD                                            $9.63        $9.77   $9.90   $9.83   $9.74    $9.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.15        0.27    0.24    0.24    0.282    0.37
Net realized and unrealized gain (loss) on investments and futures              (0.05)      (0.14)  (0.13)  (0.07)  (0.09) 2 (0.18 )
contracts
  TOTAL FROM INVESTMENT OPERATIONS                                               0.10        0.13    0.11    0.31     0.37    0.55
LESS DISTRIBUTIONS:
Distributions from net investment income                                        (0.14)      (0.27)  (0.24)  (0.24)   (0.28)  (0.37)
NET ASSET VALUE, END OF PERIOD                                                  $9.59        $9.63   $9.77   $9.90   $9.83    $9.74
TOTAL RETURN3                                                                   1.09%        1.32%   1.11%   3.18%   3.85%    5.80%
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                                    0.74%4       0.74%   0.73%   0.73%   0.73%    0.73%
Net investment income                                                           3.02%4       2.76%   2.41%   2.41%   2.85%2   3.72%
Expense waiver/reimbursement5                                                   0.51%4       0.42%   0.30%   0.26%   0.31%    0.43%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                        $16,848      $18,188 $24,385 $25,261 $17,416  $18,955
Portfolio turnover                                                               20%          11%     24%     26%     39%      39%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long-term debt securities. For the year ended November 30, 2002, this effect had no change on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
4 Computed on an annualized basis.
5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Further information about LTMF's performance is contained in its Annual Report, dated November 30, 2005, which can be obtained free of charge.

FEDERATED SHORT-TERM MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS

      As June 30, 2007, is the first fiscal year for STMT's Class A Shares, financial information for this class is not yet available.

      The Financial Highlights will help you understand STMT's Institutional Service Shares financial performance for its past five fiscal years. Some of the information presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in STMT assuming reinvestment of any dividends and capital gains.

      This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with STMT's audited financial statements, is included in the Annual Report.

FEDERATED SHORT-TERM MUNICIPAL TRUST
Financial Highlights - Institutional Service Shares
(For a Share Outstanding Throughout Each Period)

YEAR ENDED JUNE 30                                          2006            2005            2004            2003            2002
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.22          $10.27          $10.48          $10.35          $10.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.29            0.25            0.24            0.29            0.36   1
Net realized and unrealized gain (loss) on                 (0.15 )         (0.05 )         (0.21 )          0.13            0.08   1
investments and futures contracts
  TOTAL FROM INVESTMENT OPERATIONS                          0.14            0.20            0.03            0.42            0.44
LESS DISTRIBUTIONS:
Distributions from net investment income                   (0.29 )         (0.25 )         (0.24 )         (0.29 )         (0.36 )
NET ASSET VALUE, END OF PERIOD                            $10.07          $10.22          $10.27          $10.48          $10.35
TOTAL RETURN2                                               1.44 %3         1.99 %          0.28 %          4.06 %          4.37 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                0.68 %          0.71 %          0.72 %          0.72 %          0.72 %
Net investment income                                       2.87 %          2.44 %          2.31 %          2.75 %          3.50 %1
Expense waiver/reimbursement4                               0.40 %          0.37 %          0.36 %          0.36 %          0.37 %
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                  $17,396         $29,799         $45,616         $24,230         $28,577
Portfolio turnover                                            49 %            31 %            35 %            28 %            33 %

1    Effective July 1, 2001, the Fund adopted the provisions of the American
Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets.
2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. (See Notes to Financial Statements, Note 5).
4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about STMT's performance is contained in its Annual Report, dated June 30, 2006, which can be obtained free of charge.

INVESTMENT ADVISER

      The Board of both Funds selects and oversees the Funds' Adviser, Federated Investment Management Company, a subsidiary of Federated Investors, Inc. ("Federated"). The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser is registered as an investment adviser under the Investment Adviser Act of 1940. The address of the Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

      The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION

      The following individual serves as portfolio manager for both Funds.


JEFF A. KOZEMCHAK

      Jeff A. Kozemchak has been the LTMF's Portfolio Manager since 1997 and STMT's Portfolio Manager since June 1996. He is Vice President of both Funds. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

      Each Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts and ownership of securities in the Fund.


ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES

INVESTMENT ADVISORY FEES

      The annual advisory fee for LTMF's Class A Shares and Class F Shares is 0.40% of LTMF's average daily net assets. The Adviser may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of LTMF. This voluntary waiver or reimbursement may be terminated by the Adviser at any time in its sole discretion. The annual advisory fee for STMT's Class A Shares and Institutional Service Shares is 0.40% of STMT's average daily net assets. The Adviser may similarly voluntarily choose to waive a portion of its advisory fee or reimburse STMT's for certain expenses and may likewise terminate such waiver or reimbursement at any time in its sole discretion. A discussion of the Board's review of each Fund's investment advisory contract is available in the Fund's Annual Report dated November 30, 2005 (LTMF) and June 30, 2006 (STMT).

ADMINISTRATIVE FEES

      Federated Administrative Services ("FAS"), an affiliate of the Adviser, serves as administrator to both LTMF and STMT and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of the Funds and most of the other Federated funds advised by the Adviser or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion. FAS' minimum annual administrative fee with respect to each Fund is $150,000 per portfolio and $40,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee. The net administrative fee expense charged by FAS for LTMF's fiscal year ended November 30, 2005 was $156,347, or 0.116% of average daily net assets. The net administrative fee expense charged by FAS for STMT for its fiscal year ended June 30, 2006 was and $198,835, or 0.076% of average daily net assets.

      The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

SERVICE FEES

      LTMF and STMT each have entered into a Shareholder Services Agreement under which it may make payments of up to 0.25% of the average daily net assets of the Fund to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of the Adviser, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by each Fund and FSSC.

RULE 12B-1 FEES

      Federated Securities Corp. ("FSC"), an affiliate of the Adviser, is the principal distributor (the "Distributor") for shares of the Funds. Both Funds have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which they may pay a fee to the distributor in an amount computed at an annual rate of 0.15% of the average daily net assets of LTMF's Class F Shares and 0.25% of the average daily net assets of LTMF's Class A Shares and STMT's Class A Shares and Institutional Service Shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan.

ACCOUNT ADMINISTRATION FEES

      The Funds may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

      The Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

      The Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

      The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

      These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.


PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS INFORMATION

      The transfer agent and dividend-disbursing agent for both Funds is State Street Bank and Trust Company. Procedures for the purchase, exchange, and redemption of STMT's Shares are substantially similar to the procedures applicable to the purchase, exchange, and redemption of LTMF's Shares, subject to the differences addressed below. Reference is made to the Prospectuses of STMT and the Prospectus of LTMF, each of which is incorporated by reference, for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of STMT's Shares and LTMF's Shares, respectively. Set forth below is a brief description of the significant purchase, exchange, and redemption procedures applicable to STMT's and LTMF's Shares.

PURCHASES

      Shares of LTMF and STMT may be purchased, redeemed or exchanged any day the New York Stock Exchange (NYSE) is open. When the Funds receive your transaction request in proper form (as described in the Prospectus), it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price). NAV for both Funds is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

      Purchases of both Funds may be made through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. Each Fund reserves the right to reject any request to purchase or exchange shares.

      Purchasers of both STMT's and LTMF's Class A Shares incur a front-end sales charge of 1.00% of the public offering price on purchase amounts less than $1 million. The sales charges are subject to the breakpoint discounts and rights of accumulation, which are identical for each Fund, described in each Fund's Prospectus for its Class A Shares.

      Purchasers of LTMF's Class F Shares may incur a contingent deferred sales charge of up to 1% of the Share price at the time of purchase or redemption, whichever is lower, on redemptions of LTMF Class F Shares held for four years or less. The contingent deferred sales charges are subject to the breakpoint discounts and rights of accumulation described in LTMF's Prospectus. Purchasers of STMT's Institutional Services Shares do not incur contingent deferred sales charges on redemptions. If the Reorganization occurs, holders of LTMF Class F Shares who receive STMT Institutional Service Shares in the Reorganization will not be subject to contingent deferred sales charges on any redemption of their STMT Shares.

  The following charts show the minimum initial and subsequent investment amounts for each Fund:

FUND                             INITIAL INVESTMENT     SUBSEQUENT INVESTMENT   SYSTEMATIC INVESTMENT PROGRAM SUBSEQUENT INVESTMENT
                                      MINIMUM                  MINIMUM                                MINIMUM
LTMF- CLASS A SHARES                   $1,500                   $100                                  $50/$50
STMT- CLASS A SHARES                   $1,500                   $100                                  $50/$50
LTMF- CLASS F SHARES                   $1,500                   $100                                  $50/$50
STMT- INSTITUTIONAL SERVICE          $25,000(1)                  NA                                     NA
SHARES

1. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days.\

      Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

      IF THE REORGANIZATION IS APPROVED BY SHAREHOLDERS AND OCCURS, HOLDERS OF LTMF CLASS F SHARES WHO BECOME HOLDERS OF STMT INSTITUTIONAL SERVICE SHARES WILL BE SUBJECT TO THE LARGER $25,000 MINIMUM ACCOUNT SIZE APPLICABLE TO STMT INSTITUTIONAL SERVICE SHARES, RATHER THAN THE $1,500 MINIMUM ACCOUNT SIZE APPLICABLE TO CLASS F SHARES OF LTMF. ACCORDINGLY, FOLLOWING THE REORGANIZATION LTMF CLASS F SHAREHOLDERS WITH ACCOUNTS LESS THAN $25,000 WILL BE SUBJECT MANDATORY REDEMPTION AND CLOSURE AT ANY TIME. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The minimum account size applicable to Class A shares of STMT is the same $1,500 applicable to Class A Shares of LTMF.

      In addition to purchases by wire and by check, both Funds offer the following purchase options: (i) Through an Exchange: Shareholders may purchase through an exchange from the same class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations; (ii) By Automated Clearing House
(ACH): Once you have opened your account, you may purchase additional Shares through a depository institution that is an ACH member; (iii) all classes except STMT's Institutional Service Shares can purchase Shares by using the Systematic Investment Program (SIP).

      BECAUSE THE SYSTEMATIC INVESTMENT PROGRAM (SIP) IS NOT AVAILABLE FOR INSTITUTIONAL SERVICE SHARES OF STMT, ANY SIP OF A LTMF CLASS F SHAREHOLDER WILL TERMINATE WHEN THE REORGANIZATION BECOMES EFFECTIVE. Holders of STMT Institutional Service Shares may purchase additional shares at any time by following the normal purchase procedures. SIPs of LTMF Class A Shareholders will not be terminated as a result of the Reorganization.

REDEMPTIONS AND EXCHANGES

      Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from the Fund by telephone or by mailing a written request. Shares of both Funds may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV.

      Each Fund has an exchange privilege that allows shareholders to exchange Shares of the Fund into shares of the same class of another Federated fund.

      Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges of each Fund may be obtained by calling -800-341-7400.

DIVIDENDS AND DISTRIBUTIONS

      Both Funds declare any dividends daily and pay them monthly to shareholders. In addition both Funds pay any capital gains at least annually. Dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect a cash payment.

TAX INFORMATION

      It is anticipated that both Funds distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Funds' dividends may not be exempt or may be subject to the AMT. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales.

FREQUENT TRADING

      Frequent or short-term trading into and out of the Funds can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt the Funds' investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Funds. Investors engaged in such trading may also seek to profit by anticipating changes in the Funds' NAV in advance of the time as of which NAV is calculated.

      The Funds' Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds' Shares. These policies and procedures are identical for both Funds and are described in each Fund's Prospectus, incorporated herein by reference.


PORTFOLIO HOLDINGS DISCLOSURE POLICIES

      Each Fund's SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. The SAIs are available on Federated's website at FederatedInvestors.com.

                      INFORMATION ABOUT THE REORGANIZATION

DESCRIPTION OF THE PLAN OF REORGANIZATION

      The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or after December 8, 2006. On the Closing Date, all of the assets of LTMF will be transferred to STMT. In exchange for the transfer of these assets, STMT will simultaneously issue to LTMF a number of full and fractional Class A Shares and Institutional Service Shares of STMT equal in value to the aggregate NAV of the Class A Shares and Class F Shares, respectively, of LTMF calculated as of 4:00 p.m. on the Closing Date.

      Following the transfer of assets in exchange for Class A Shares and Institutional Service Shares of STMT, LTMF will distribute the Class A Shares and Institutional Service Shares of STMT pro rata to shareholders of record of Class A Shares and Class F Shares of LTMF, respectively, in complete liquidation of LTMF. Shareholders of LTMF owning shares at the closing on the Closing Date of the Reorganizations will receive a number of Class A Shares or Institutional Service Shares of STMT with the same aggregate value as the shareholder had in LTMF immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of LTMF's shareholders on the share records of STMT's transfer agent. LTMF will then be terminated. STMT does not issue share certificates to shareholders.

      The transfer of shareholder accounts from LTMF to STMT will occur automatically. It is not necessary for LTMF shareholders to take any action to effect the transfer. PLEASE DO NOT ATTEMPT TO MAKE THE TRANSFER YOURSELF. IF YOU DO SO, YOU MAY DISRUPT THE MANAGEMENT OF THE FUNDS' PORTFOLIOS, AND YOU MAY INCUR SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES THAT YOU WOULD NOT INCUR IN THE REORGANIZATION.

      The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by LTMF's shareholders; and (ii) the receipt by the Corporation of an opinion to the effect that the Reorganization will be tax-free to LTMF, its shareholders and STMT. The Plan may be terminated if, before the Closing Date, any of the required conditions has not been met, the representations and warranties are not true or the Board and/or the Board determines that the Reorganization is not in the best interest of the shareholders of LTMF or STMT.

      The expenses of the Reorganization will be paid by the Adviser or its affiliates. Reorganization expenses include, without limitation: expenses associated with the preparation and filing of this Prospectus/Proxy Statement; postage; printing; accounting fees; legal fees incurred by LTMF and STMT; proxy solicitation costs; and other related administrative or operational costs.

      The foregoing brief summary of the Plan is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

DESCRIPTION OF STMT SHARES AND CAPITALIZATION

      Class A Shares and Institutional Service Shares of STMT to be issued to shareholders of LTMF's Class A Shares and Class F Shares, respectively, under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectuses of STMT provided herewith for additional information about Class A Shares and Institutional Service Shares of STMT.

      The following tables show the capitalization of STMT and LTMF as of July 31, 2006, and on a pro forma basis as of that date:

                                                                                                         Net Asset Value Per Share
Fund                                                                Total Net Assets* Shares Outstanding
Federated Limited Term Municipal Fund - Class A Shares              $64,912,381       6,768,755          $9.59

Federated Short-Term Municipal Trust - Class A Shares               $0                0                  $0.00

Pro Forma Combined - Class A Shares                                 $64,912,381       6,768,755          $9.59

Federated Limited Term Municipal Fund - Class F Shares              $16,397,487       1,709,515          $9.59

Federated Short-Term Municipal Trust - Institutional Service Shares $16,308,287       1,615,409          $10.10

Adjustments                                                         -                 (86,729)           -

Pro Forma Combined - Institutional Service Shares                   $32,705,774       3,238,195          $10.10

   * Does not reflect additional $200,870,370 assets of Federated Short-Term Municipal Trust represented by another share class.


FEDERAL INCOME TAX CONSEQUENCES

      As a condition to the Reorganization, STMT and LTMF will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

   {circle}the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and LTMF and STMT each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

   {circle}no gain or loss will be recognized by STMT upon its receipt of LTMF's assets in exchange for Class A Shares and Institutional Service Shares of STMT;

   {circle}no gain or loss will be recognized by LTMF upon transfer of its assets to STMT in exchange for STMT Class A Shares and Institutional Service Shares or upon the distribution of STMT's shares to LTMF's shareholders in exchange for their Class A Shares and Class F Shares;

   {circle}no gain or loss will be recognized by shareholders of LTMF upon exchange of their Class A Shares and Class F Shares for STMT's Class A Shares and Institutional Service Shares of LTMF;

   {circle}the aggregate tax basis of the Class A Shares and Institutional
      Service Shares of STMT received by each shareholder of LTMF pursuant to the Plan will be the same as the aggregate tax basis of the shares of LTMF held by such shareholder immediately prior to the Reorganization;

   {circle}the holding period of STMT Class A Shares and Institutional Service
      Shares received by each shareholder of LTMF pursuant to the Plan will include the period during which the LTMF Class A Shares and Class F Shares exchanged therefor were held by such shareholder, provided the shares of LTMF were held as capital assets on the date of the Reorganization;

   {circle}the tax basis of the assets LTMF acquired by STMT will be the same as the tax basis of such assets to LTMF immediately prior to the Reorganization; and

   {circle}the holding period of LTMF's assets in the hands of STMT will include the period during which those assets were held by STMT.

      As of November 30, 2005, LTMF had a capital loss carry-forward of $4,028,440. The final amount of the unutilized capital loss carryover for LTMF is subject to change and will not be determined until the time of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on STMT, LTMF or LTMF's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of LTMF should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

      Before the Reorganization, LTMF may distribute ordinary income and realized capital gains, if any, to shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

      Federated Short-Term Municipal Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts, while Federated Limited Term Municipal Fund is a portfolio Federated Fixed Income Securities, Inc., an open-end management investment company organized as a corporation under the laws of the State of Maryland. The rights of shareholders of STMT, as defined by the STMT's By-Laws and Declaration of Trust and under the laws of the Commonwealth of Massachusetts, and the rights of shareholders of LTMF, as defined by the Corporation's By-Laws and Articles of Incorporation and under the laws of the State of Maryland, relating to voting, distributions and redemptions, are substantively similar. The chart below describes some of the differences between your rights as a shareholder of LTMF and your rights as a shareholder of STMT.

  CATEGORY                     LIMITED TERM MUNICIPAL FUND                                 SHORT-TERM MUNICIPAL TRUST
PREEMPTIVE                                 None                                                       None
RIGHTS
PREFERENCES                                None                                                       None
APPRAISAL                                  None                                                       None
RIGHTS
CONVERSION                                 None                                                       None
RIGHTS
EXCHANGE                                   None                                                       None
RIGHTS (other
than the
right to
exchange for
shares of the
same class of
other
Federated
mutual funds
as provided
in the
prospectuses
of the Funds)
MINIMUM                        Class A Shares - $1,500                                        Class A Shares - $1,500
ACCOUNT SIZE                   Class F Shares - $1,500                                        Institutional Service Shares - $25,000
ANNUAL                                 Not required                                               Not required
MEETINGS
RIGHT TO CALL Shall be called upon the written request of the holders of at  Shall be called upon the written request of the holders
SHAREHOLDER   least 10% of the of the shares of the Fund entitled to vote at of at least 10% of the of the shares of the Fund
MEETINGS      the meeting.                                                   entitled to vote at the meeting.
NOTICE OF     Mailed to each shareholder entitled to vote at least 10 and    Mailed to each shareholder entitled to vote at least 15
MEETINGS      not more than 90 days before the meeting.                      days before the meeting.
RECORD DATE   The Board of Directors may fix a date not more than 90 nor     The Board of Trustees may fix a date not more than 60
FOR MEETINGS  less than 10 days before the meeting date as the record date   days before the meeting date as the record date for
              for determining Shareholders entitled to notice of and to vote determining Shareholders entitled to notice of and to
              at any meeting of shareholders                                 vote at any meeting of shareholders
QUORUM FOR    The presence in person or by proxy of the holders of one-third The presence in person or by proxy of the holders of
MEETINGS      of the shares entitled to vote constitutes a quorum at any     one-fourth of the shares entitled to vote constitutes a
              meeting of shareholders                                        quorum at any meeting of shareholders
VOTE REQUIRED A plurality of votes cast at the meeting.  Cumulative voting   A plurality of votes cast at the meeting.  Cumulative
FOR ELECTION  is not permitted.                                              voting is not permitted
OF DIRECTORS
OR TRUSTEES
ADJOURNMENT   In the absence of a quorum, a majority of those shareholders   In the absence of a quorum, a plurality of the shares
OF MEETINGS   present in person or by proxy may adjourn the meeting from     present in person or by proxy may adjourn the meeting
              time to time to a date not later than 120 days after the       from time to time without further notice than by
              original record date without further notice than by            announcement at the meeting until a quorum shall be
              announcement at the meeting until a quorum shall be present.   present.
REMOVAL OF    A Director may be removed at any shareholder meeting duly      A Trustee may be removed at any special meeting of
DIRECTORS OR  called for the purpose by the vote of a majority of the        shareholders by a vote of two-thirds of the outstanding
TRUSTEES BY   outstanding shares.                                            shares.
SHAREHOLDERS
PERSONAL      The articles of incorporation of the Corporation provide that  Provided they have acted under the belief that their
LIABILITY OF  to the extent permitted by law, no director or officer of the  actions are in the best interest of the Trust, the
OFFICERS,     Corporation shall have any liability to the Corporation or its Trustees and officers shall not be responsible for or
DIRECTORS AND shareholders for damages.  The Maryland General Corporation    liable in any event for neglect or wrongdoing by them
TRUSTEES      law permits the articles to exclude liability except in case   or any officer, agent, employee, investment adviser or
              of (1) an actual receipt of an improper benefit or profit in   principal underwriter of the Trust or of any entity
              money, property or services or (2) active and deliberate       providing administrative services to the Trust, but
              dishonesty that is material to the cause of action.  The 1940  nothing herein contained shall protect any Trustee or
              Act does not permit an exclusion of liability for willful      officer against any liability to which he would
              misfeasance, bad faith, gross negligence or reckless disregard otherwise be subject by reason of willful misfeasance,
              of the duties of the office.                                   bad faith, gross negligence or reckless disregard of
                                                                             the duties involved in the conduct of his office.
PERSONAL                                   None                                                       None
LIABILITY OF
SHAREHOLDERS
NUMBER OF     The Corporation is authorized to issue 10,000,000,000 shares   Unlimited; no par value.
AUTHORIZED    of common stock with a par value $.001 per share, of which
SHARES; PAR   1,000,000,000 has been designated Class A Shares of LTMF and
VALUE         1,000,000,000 has been designated Class F Shares of LTMF.

            INFORMATION ABOUT FEDERATED SHORT-TERM MUNICIPAL TRUST

                   AND FEDERATED LIMITED TERM MUNICIPAL FUND

WHERE TO FIND ADDITIONAL INFORMATION

      Information about LTMF is included in its Prospectus and its SAI dated January 31, 2006, each of which is incorporated herein by reference.
Information about STMT's Institutional Service Shares is included in its Prospectus dated August 31, 2006, and information about STMT's Class A Shares is included in its Prospectus dated September 19, 2006, each of which is incorporated herein by reference, and information concerning both classes is included in STMT's SAI dated August 31, 2006 (Revised September 19, 2006), which is incorporated herein by reference. A copy of the Prospectus for the Class A Shares or the Institutional Service Shares, as appropriate, of STMT accompanies this Prospectus/Proxy Statement. Copies of the SAI of STMT, the Prospectus and SAI of LTMF and the SAI dated October 26, 2006 relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Funds at 1-800-341-7400 or by writing to Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Prospectuses and SAIs of LTMF and STMT are also available electronically at Federated's website at FederatedInvestors.com.

      STMT and the Corporation, on behalf of LTMF, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements and other information filed by STMT and by the Corporation on behalf of LTMF, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website (www.sec.gov).


LEGAL PROCEEDINGS

      Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

      Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

      The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

               THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT
                              SHAREHOLDERS APPROVE
                    THE AGREEMENT AND PLAN OF REORGANIZATION


ABOUT THE PROXY SOLICITATION AND THE MEETING

      Proxies are being solicited by the Board of Directors of the Corporation, on behalf of its portfolio, LTMF. The proxies will be voted at the special meeting of shareholders of LTMF to be held at 2:00 p.m. on December 8, 2006 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser or its affiliates. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Adviser or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Corporation may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about November 6, 2006, to shareholders of record at the close of business on October 19, 2006 (the "Record Date").

      LTMF's Annual Report, which includes audited financial statements for its fiscal year ended November 30, 2005, and its Semi-Annual Report containing unaudited financial statements for the six-month period ended June 30, 2006, were previously mailed to shareholders of LTMF. STMT's Annual Report, which includes audited financial statements for its fiscal year ended June 30, 2006, and its Semi-Annual Report containing unaudited financial statements for the six-month period ended December 31, 2005, were previously mailed to shareholders of STMT. LTMF and STMT will each promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of its Annual Report and/or the Semi-Annual Report. Requests for Annual Reports or Semi-Annual Reports for STMT or LTMF may be made by writing to the Funds' principal executive offices or by calling the toll-free telephone number, 1-800-341-7400. The principal executive office for both Funds is located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. These reports are also available electronically at Federated's website at FederatedInvestors.com.


PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each Class A and Class F Share of LTMF is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of STMT are not being solicited since their approval is not required in order to effect the Reorganization.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Corporation. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan of Reorganization.

      In order to hold the Special Meeting, a "quorum" of shareholders of LTMF must be present. Holders of one-third of the total number of Class A and Class F Shares of LTMF entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal.

      Shareholder approval with respect to the proposal requires the affirmative vote of "a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940. This vote requires the lesser of (A) 67% or more of the Class A and Class F Shares of LTMF present at the meeting, voting together as a single class, if the shareholders of more than 50% of the outstanding Class A and Class F Shares of LTMF are present or represented by proxy; or (B) more than 50% of the outstanding Class A and Class F Shares of LTMF, voting together as a single class.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date not to exceed 120 days after the original Record Date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.


SHARE OWNERSHIP OF THE FUNDS

      Officers and Directors of the Corporation own less than 1% of each class of LTMF's outstanding shares.

      At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of LTMF:

      CLASS A SHARES:  Information to be provided

      CLASS F SHARES:  Information to be provided

      Officers and Trustees of STMT own less than 1% of each class of STMT's outstanding shares.

      At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of STMT:

      CLASS A SHARES:  Information to be provided

      INSTITUTIONAL SERVICE SHARES:  Information to be provided

      INSTITUTIONAL SHARES:  Information to be provided


INTERESTS OF CERTAIN PERSONS

      The Funds are managed by the Adviser. The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust.


          OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      LTMF is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Fixed Income Securities, Inc., Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of LTMF.

      SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED
        PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS
                   NO POSTAGE IF MAILED IN THE UNITED STATES.

                                             By Order of the Board of Directors,

                                                               John W. McGonigle
                                                                       Secretary
October 26, 2006

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

                                    BETWEEN

                      FEDERATED SHORT-TERM MUNICIPAL TRUST

                                      AND

                    FEDERATED FIXED INCOME SECURITIES, INC.

             WITH RESPECT TO FEDERATED LIMITED TERM MUNICIPAL FUND



       THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [__] day of September, 2006, by and between FEDERATED SHORT-TERM MUNICIPAL TRUST, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Acquiring Fund"), and Federated Fixed Income Securities, Inc., a Maryland corporation, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Corporation"), with respect to its Federated Limited Term Municipal Fund, a series of the Corporation (the "Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

                                    RECITALS

       This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for Class A Shares and Institutional Service Shares, par value $0.01 per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Class A Shares and Institutional Service Shares of the Acquiring Fund to the holders of Class A Shares and Class F Shares, respectively, of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

       WHEREAS, the Acquired Fund is a separate series of the Corporation, and the Acquiring Fund and the Corporation are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

       WHEREAS, each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares of beneficial interest;

       WHEREAS, the Trustees of the Acquiring Fund have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

       WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

                                   AGREEMENT

       NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE*I



 TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
                      AND LIQUIDATION OF THE ACQUIRED FUND

       1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund:

             (a) the number of full and fractional Class A Shares of the Acquiring Fund determined by multiplying (i) the Class A Shares outstanding of the Acquired Fund by (ii) the ratio computed by dividing
       (x) the net asset value per Class A Share of the Acquired Fund by (y) the net asset value per Class A Share of the Acquiring Fund; and

             (b) the number of full and fractional Institutional Service Shares of the Acquiring Fund determined by multiplying (i) the Class F Shares outstanding of the Acquired Fund by (ii) the ratio computed by dividing
       (x) the net asset value per Class F Share of the Acquired Fund by (y) the net asset value per Institutional Service Share of the Acquiring Fund;

in each case computed in the manner and as of the time and date set forth in paragraph 2.2; and

       Holders of the Class A Shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund, and holders of the Class F Shares of Acquired Fund will receive Institutional Service Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

       1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

       The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than as the result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

       1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

       1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to the shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), of its Class A Shares and Class F Shares, respectively, all of the Acquiring Fund Class A Shares and Institutional Service Shares, respectively, received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

       1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

       1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

       1.7   REPORTING  RESPONSIBILITY.   Any  reporting  responsibility  of the
Acquired Fund is and shall remain the responsibility of the Acquired Fund.

       1.8   TERMINATION.   The  Acquired  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

       1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

                                   ARTICLE*II



                                   VALUATION

       2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

       2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's Class A Shares and Institutional Service Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of such class of the Acquired Fund by (y) the net asset value per share of the corresponding class, as provided in paragraph 1.1, of Acquiring Fund Shares, determined in accordance with paragraph 2.2.

       2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

                                  ARTICLE*III



                            CLOSING AND CLOSING DATE

       3.1 CLOSING DATE. The closing shall occur on or about December 8, 2006, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

     3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

       3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the New York Stock Exchange ("NYSE") or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

       3.4 TRANSFER AGENT'S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Corporation or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, officers certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE*IV



                         REPRESENTATIONS AND WARRANTIES

       4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Corporation, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

     a) The Acquired Fund is a legally designated, separate series of a corporation duly organized, validly existing, and in good standing under the laws of Maryland.

     b) The Corporation is registered as an open-end management investment company under the 1940 Act, and the Corporation's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

     c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     d) The Acquired Fund is not in violation, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation, of any provision of the Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

     e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

     f)   Except as  otherwise  disclosed  in  writing  to and  accepted  by the
          Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     g) The financial statements of the Acquired Fund as of November 30, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by Ernst & Young LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

     h) The unaudited financial statements of the Acquired Fund as of May 31, 2006, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

     i)   Since the date of the  financial  statements  referred to in paragraph
          (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

     j) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     k) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

     l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances of which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

     m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

     n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     o) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

     p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

       4.2   REPRESENTATIONS   OF  THE  ACQUIRING  FUND.   The  Acquiring   Fund
represents and warrants to the Corporation as follows:

     a) The Acquiring Fund is a Massachusetts business trust, duly organized, validly existing and in good standing under the laws of Massachusetts.

     b) The Acquiring Fund is registered as an open-end management investment company under the 1940 Act, and the Acquiring Fund's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

     d) The Acquiring Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of the Acquiring Fund's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

     e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

     f) The financial statements of the Acquiring Fund as of June 30, 2006, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by Ernst & Young LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

     g)   Since the date of the  financial  statements  referred to in paragraph
          (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

     h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

     j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

     k) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

     l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     m) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

     n) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Acquiring Fund or the performance of the Agreement by the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

     o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                   ARTICLE*I



             COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

       5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

       5.2   APPROVAL  OF  SHAREHOLDERS.   The  Corporation  will call a special
meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

       5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

       5.4   ADDITIONAL   INFORMATION.    The  Acquired  Fund  will  assist  the
 Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

       5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

       5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Corporation's Treasurer.

       5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Acquiring Fund will review and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 Form N-14, and the proxy materials for inclusion therein in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein (the "Proxy Materials").

       5.8 On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

                                   ARTICLE*II



            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

       The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

       6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

                                  ARTICLE*III



           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

       The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

       7.1 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Corporation's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

       7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Corporation.

                                   ARTICLE*IV



               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

                        ACQUIRING FUND AND ACQUIRED FUND

       If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

       8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Corporation's Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

       8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

       8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities
(including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

       8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

       8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

     a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

     b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

     c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

     d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

     e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

     f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

                                   ARTICLE*I



                                    EXPENSES

     Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization, provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

                                    ARTICLE*II



                     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Fund and the Corporation, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

     10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                  ARTICLE*III



                                  TERMINATION

       This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Corporation. In addition, either the Acquiring Fund or the Corporation may at its option terminate this Agreement at or before the Closing Date due to:

     a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

     b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

     c) a determination by a party's Board of Directors or Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Corporation or the Acquiring Fund, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Corporation, or their respective directors, trustees or officers, to the other party or its directors, trustees or officers.

                                   ARTICLE*I



                                   AMENDMENTS

       This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Corporation and the Acquiring Fund as specifically authorized by their respective Board of Directors or Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                   ARTICLE*II



               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

                            LIMITATION OF LIABILITY

       13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

       13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

       13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania, without regard to the conflict of laws rules of that or any other jurisdiction.

       13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                     FEDERATED FIXED INCOME SECURITIES, INC.

                                     on behalf of its portfolio,

                                     Federated Limited Term Municipal Fund





                                     ______________________, Secretary





                                     FEDERATED SHORT-TERM MUNICIPAL TRUST





                                     ______________________, Secretary









                                      A-1












                      STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 26, 2006


                          ACQUISITION OF THE ASSETS OF

                          FEDERATED LIMITED TERM FUND,
            A PORTFOLIO OF FEDERATED FIXED INCOME SECURITIES, INC.

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No:  1-800-341-7400

   BY AND IN EXCHANGE FOR CLASS A SHARES AND INSTITUTIONAL SERVICE SHARES OF

                      FEDERATED SHORT-TERM MUNICIPAL TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No:  1-800-341-7400

















This Statement of Additional Information dated October 26, 2006, is not a prospectus. A Prospectus/Proxy Statement dated October 26, 2006, related to the above-referenced matter may be obtained from Federated Limited Term Municipal Fund by writing or calling Federated Limited Term Municipal Fund at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                               TABLE OF CONTENTS


1. Statement of Additional Information of Federated Limited Term Municipal Fund, a portfolio of Federated Fixed Income Securities, Inc., dated January 31, 2006.

2. Statement of Additional Information of Federated Short-Term Municipal Fund, dated August 31, 2006 (Revised September 19, 2006).

3. Audited Financial Statements of Federated Limited Term Municipal Fund, a portfolio of Federated Fixed Income Securities, Inc., dated November 30, 2005.

4. Audited Financial Statements of Federated Short-Term Municipal Fund, dated June 30, 2006.

5. Unaudited Semi-Annual Financial Statements of Automated Federated Limited Term Municipal Fund, a portfolio of Federated Fixed Income Securities, Inc., dated May 30, 2006.

                     INFORMATION INCORPORATED BY REFERENCE

      The Statement of Additional Information of Federated Limited Term Municipal Fund, a portfolio of Federated Fixed Income Securities, Inc., dated January 31, 2006, is incorporated by reference to Federated Fixed Income Securities, Inc., Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A (File No. 811-6447), which was filed with the Securities and Exchange Commission on or about January 27, 2006. A copy may be obtained from the Federated Limited Term Municipal Fund at 1-800-341-7400.

      The Statement of Additional Information of Federated Short-Term Municipal Trust, dated August 31, 2006 (Revised September 19, 2006), is incorporated by reference to Federates Short-Term Municipal Trust's' Post-Effective Amendment No.46 to its Registration Statement on Form N-1A (File No. 811-3181), which was filed with the Securities and Exchange Commission on or about September 20, 2006. A copy may be obtained from the Federated Short-Term Municipal Trust at 1-800-341-7400.

      The audited financial statements of Federated Limited Term Municipal Fund, dated November 30, 2005, are incorporated by reference to the Annual Report to shareholders of Federated Limited Term Municipal Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 27, 2006.

      The audited financial statements of Federated Short-Term Municipal Trust, dated June 30, 2006, are incorporated by reference to the Annual Report to shareholders Federated Short-Term Municipal Trust, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about August 29, 2006.

      The unaudited financial statements of Federated Limited Term Municipal Fund, dated May 31, 2006, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Limited Term Municipal Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 4, 2006.

                     FEDERATED LIMITED TERM MUNICIPAL FUND
                      FEDERATED SHORT-TERM MUNICIPAL TRUST
             NOTES TO PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                  FOR THE YEAR ENDED JUNE 30, 2006 (UNAUDITED)

NOTE 1. DESCRIPTION OF THE FUND

Federated Short-Term Municipal Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

Federated Short-Term Municipal Trust consists of two classes of shares:
Institutional Shares and Institutional Service Shares. Upon commencement of the combination with the Federated Limited Term Municipal Fund, the fund will begin offering Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are generally due to differences in separate class expenses.

NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments and Statements of Assets and Liabilities (Pro Forma Financial Statements) reflect the accounts of Federated Limited Term Municipal Fund and Federated Short-Term Municipal Trust, (individually referred to as the "Fund" or collectively the "Funds"), as of June 30, 2006. Additionally, the accompanying unaudited Pro Forma Combined Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Limited Term Municipal Fund and Federated Short-Term Municipal Trust, (individually referred to as the "Fund" or collectively the "Funds"), for the year ended June 30, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Federated Limited Term Municipal Fund which has been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles (GAAP) in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

The Pro Forma Financial Statements give effect to the proposed reorganization of assets of Federated Limited Term Municipal Fund's Class A Shares for Class A Shares of Federated Short-Term Municipal Trust and the exchange of Federated Limited Term Municipal Fund's Class F Shares for Institutional Service Shares of Federated Short-Term Municipal Trust. Under generally accepted accounting principles, Federated Short-Term Municipal Trust will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended June 30, 2006, Federated Short-Term Municipal Trust and Federated Limited Term Municipal Fund each paid investment advisory fees computed at the annual rate of 0.40%, of average daily net assets.

NOTE 3. PORTFOLIO VALUATION

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit-quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities with prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bond prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

NOTE 4. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares net asset value per share assumes the issuance of 7,010,304 Class A Shares of Federated Short-Term Municipal Trust in exchange for 7,010,304 Class A shares of Federated Limited Term Municipal Trust which would have been issued at June 30, 2006 in connection with the proposed reorganization.
The Pro Forma Institutional Service Shares net asset value per share assumes the issuance of 1,651,969 Institutional Service Shares of Federated Short-Term Municipal Trust in exchange for 1,739,440 Class F Shares of Federated Limited Term Municipal Fund which would have been issued at June 30, 2006 in connection with the proposed reorganization.


NOTE 5. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated Short-Term Municipal Trust intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

NOTE 6. PRO FORMA ADJUSTMENTS

(a) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated Short-Term Municipal Trust and the Federated Limited Term Municipal Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

 MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS
 ADMINISTRATIVE FEE     OF THE FEDERATED FUNDS
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The adjustment reflects the administrative personnel and services fee from the reorganization of assets of Federated Limited Term Municipal Fund's Class A Shares for Class A Shares of Federated Short-Term Municipal Trust and the exchange of Federated Limited Term Municipal Fund's Class F Shares for Institutional Service Shares of Federated Short-Term Municipal Trust

(b) The adjustment reflects the custodian fees resulting from the combining of two portfolios into one.

(c) The adjustment reflects the transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d) The adjustment reflects the Directors'/Trustees' fee resulting from the combining of two portfolios into one.

(e) The adjustment reflects the auditing fee resulting from the combining of two portfolios into one.

(f) The adjustment reflects the legal fee resulting from the combining of two portfolios into one.

(g) The adjustment reflects the portfolio accounting fee resulting from the combining of two portfolios into one.

(h) The Federated Limited Term Municipal Fund had a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund compensated Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class F Shares to finance activities intended to result in the sale of these shares. The Plan provided that the Fund may incur distribution expenses of 0.15% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. The adjustment reflects the reduction of the distribution services fee accrued by the Federated Limited Term Municipal Fund's Class F Shares resulting from the exchange of assets of Federated Limited Term Municipal Fund's Class F Shares for Institutional Service Shares of Federated Short-Term Municipal Trust, which has a different distribution plan.

(i) The Federated Short-Term Municipal Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. The adjustment reflects the distribution services fee for Institutional Service Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(j) The Federated Limited Term Municipal Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of its fee. This voluntary waiver can be modified or terminated at any time. The adjustment reflects the reduction of the shareholder services fee accrued by the Federated Limited Term Municipal Fund's Class F Shares resulting from the exchange of assets of Federated Limited Term Municipal Fund's Class F Shares for Institutional Service Shares of Federated Short-Term Municipal Trust.

(k) The Federated Short-Term Municipal Trust may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of its fee. This voluntary waiver can be modified or terminated at any time. The adjustment reflects the shareholder services fee for Institutional Service Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(l) The adjustment reflects the share registration costs resulting from the combining of two portfolios into one.

(m) Printing and postage expenses are adjusted to reflect fees resulting from the combining of two portfolios into one.

(n) The adjustment reflects the insurance premiums resulting from the combining of two portfolios into one.

(o) The adjustment reflects waiver of investment adviser fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(p) The adjustment reflects waiver of administrative personnel and services fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(q) The adjustment reflects the reduction of the distribution services fee waiver for Federated Limited Term Municipal Fund Class F Shares resulting from the exchange of assets of Federated Limited Term Municipal Fund's Class F Shares for Institutional Service Shares of Federated Short-Term Municipal Trust.

(r) The adjustment reflects the distribution services fee waiver for Federated Pro Forma Combined Institutional Service Shares resulting from the exchange of assets of Federated Limited Term Municipal Fund's Class F Shares for Institutional Service Shares of Federated Short-Term Municipal Trust.


FEDERATED LIMITED TERM MUNICIPAL FUND
FEDERATED SHORT-TERM MUNICIPAL TRUST
PRO FORMA COMBINING PORTFOLIOS OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

FEDERATED FEDERATED
LIMITED   SHORT-                                                                                  FEDERATED
TERM      TERM                                                                                    LIMITED    FEDERATED
MUNICPAL  MUNICIPAL                                                                                TERM      SHORT-TERM   PRO
FUND      TRUST     PRO FORMA                                                                     MUNICIPAL  MUNICIPAL    FORMA
PRINCIPAL PRINCIPAL COMBINED                                                                      FUND       TRUST        COMBINED
AMOUNT    AMOUNT    AMOUNT                                                                        VALUE      VALUE        VALUE

                                 Municipal Bonds--87.6%
                                  ALABAMA--1.3%
   $-     $650,000  $650,000      Health Care Authority for Baptist Health, AL, Revenue Bonds        $-       $665,541    $665,541
                                  (Series 2006D), 5.00%, 11/15/2010
    -      500,000   500,000      Health Care Authority for Baptist Health, AL, Revenue Bonds         -        513,330     513,330
                                  (Series 2006D), 5.00%, 11/15/2011
    -      550,000   550,000      Health Care Authority for Baptist Health, AL, Revenue Bonds         -        564,333     564,333
                                  (Series 2006D), 5.00%, 11/15/2012
    -     1,275,000 1,275,000     Lauderdale County & Florence, AL Health Care Authority,             -       1,275,051   1,275,051
                                  Revenue Bonds (Series 2000A), 5.50% (Coffee Health
                                  Group)/(MBIA Insurance Corp. INS), 7/1/2006
    -     1,000,000 1,000,000     Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65%           -       1,000,910   1,000,910
                                  (International Paper Co.), 12/1/2011
                                  TOTAL                                                               -       4,019,165   4,019,165
                                  ALASKA--1.0%
    -     3,000,000 3,000,000     Alaska State Housing Finance Corp., State Capital Project           -       3,015,090   3,015,090
                                  Revenue Bonds (Series 2001A), 5.00% (MBIA Insurance Corp.
                                  INS), 12/1/2006
                                  ARIZONA--1.0%
    -      960,000   960,000      Arizona Health Facilities Authority, Revenue Bonds (Series          -        953,654     953,654
                                  2004), 4.00% (Blood Systems, Inc.), 4/1/2009
1,000,000 1,000,000 2,000,000 1,2 Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds , 4.45%     1,000,150   1,000,150   2,000,300
                                  TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008
                                  TOTAL                                                           1,000,150   1,953,804   2,953,954
                                  ARKANSAS--1.8%
 425,000   850,000  1,275,000     Arkansas Development Finance Authority, Exempt Facilities        424,817     849,634    1,274,451
                                  Revenue Bonds , 3.65% TOBs (Waste Management, Inc.), Mandatory
                                  Tender 8/1/2006
 415,000   775,000  1,190,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60%   411,485     768,436    1,179,921
                                  (Entergy Arkansas, Inc.), 10/1/2017
1,530,000     -     1,530,000     Pulaski County, AR, Hospital Refunding Revenue Bonds (Series    1,537,145       -       1,537,145
                                  2002B), 4.50% (Arkansas Children's Hospital), 3/1/2007
    -     1,595,000 1,595,000     Pulaski County, AR, Hospital Refunding Revenue Bonds (Series        -       1,614,746   1,614,746
                                  2002B), 4.75% (Arkansas Children's Hospital), 3/1/2008
                                  TOTAL                                                           2,373,447   3,232,816   5,606,263
                                  CALIFORNIA--3.0%
1,000,000 2,000,000 3,000,000     California Health Facilities Financing Authority, Insured       1,002,930   2,005,860   3,008,790
                                  Revenue Bonds (Series 2006), 4.25% (California-Nevada
                                  Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2011
    -     1,000,000 1,000,000     California Statewide Communities Development Authority,             -       1,002,480   1,002,480
                                  Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente),
                                  Mandatory Tender 3/1/2007
 10,000       -      10,000       Delta Counties, CA Home Mortgage Finance Authority, Single       10,054         -        10,054
                                  Family Mortgage Revenue Bonds (Series 1998A), 4.85% (MBIA
                                  Insurance Corp. INS), 12/1/2008
    -     1,000,000 1,000,000     Los Angeles, CA Unified School District, UT GO Bonds (Election      -       1,043,420   1,043,420
                                  of 2005-Series C), 5.00% (Ambac Financial Group, Inc. INS),
                                  7/1/2010
1,500,000 2,500,000 4,000,000     Los Angeles, CA Unified School District, UT GO Bonds (Election  1,577,115   2,628,525   4,205,640
                                  of 2005-Series C), 5.00% (Ambac Financial Group, Inc. INS),
                                  7/1/2011
                                  TOTAL                                                           2,590,099   6,680,285   9,270,384
                                  COLORADO--7.7%
 730,000  1,835,000 2,565,000     Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series    721,547    1,813,751   2,535,298
                                  2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue
                                  Yield: 4.50%), 12/1/2015
 100,000   125,000   225,000      Beacon Point, CO Metropolitan District, Revenue Bonds (Series    98,842      123,553     222,395
                                  2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue
                                  Yield: 4.50%), 12/1/2015
    -     1,770,000 1,770,000     Colorado Health Facilities Authority, Health Facilities             -       1,813,878   1,813,878
                                  Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good
                                  Samaritan Society), 6/1/2010
1,000,000     -     1,000,000     Colorado Health Facilities Authority, Health Facilities          979,990        -        979,990
                                  Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran
                                  Good Samaritan Society), Mandatory Tender 6/1/2009
    -      500,000   500,000      Colorado Health Facilities Authority, Revenue Bonds (Series         -        510,200     510,200
                                  2005), 5.00% (Covenant Retirement Communities, Inc.),
                                  12/1/2010
1,300,000     -     1,300,000     Colorado Health Facilities Authority, Revenue Bonds (Series     1,329,146       -       1,329,146
                                  2005), 5.00% (Covenant Retirement Communities, Inc.),
                                  12/1/2011
    -     2,135,000 2,135,000     Colorado Health Facilities Authority, Revenue Bonds (Series         -       2,182,397   2,182,397
                                  2005), 5.00% (Covenant Retirement Communities, Inc.),
                                  12/1/2012
2,000,000 3,810,000 5,810,000     Countrydale, CO Metropolitan District, LT GO Refunding Bonds,   1,977,380   3,766,909   5,744,289
                                  3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender
                                  12/1/2007
 710,000  1,000,000 1,710,000     Denver, CO Convention Center Hotel Authority, Senior Refunding   733,608    1,033,250   1,766,858
                                  Revenue Bonds , 5.00% (XL Capital Assurance Inc. INS),
                                  12/1/2009
 700,000  2,000,000 2,700,000     Denver, CO Convention Center Hotel Authority, Senior Refunding   728,133    2,080,380   2,808,513
                                  Revenue Bonds , 5.00% (XL Capital Assurance Inc. INS),
                                  12/1/2010
 705,000  2,000,000 2,705,000     Denver, CO Convention Center Hotel Authority, Senior Refunding   737,381    2,091,860   2,829,241
                                  Revenue Bonds , 5.00% (XL Capital Assurance Inc. INS),
                                  12/1/2011
 140,000      -      140,000      Denver, CO Health & Hospital Authority, Healthcare Revenue       140,606        -        140,606
                                  Bonds (Series 2001A), 5.25%, 12/1/2006
 200,000      -      200,000      Denver, CO Health & Hospital Authority, Healthcare Revenue       202,306        -        202,306
                                  Bonds (Series 2001A), 5.25%, 12/1/2007
 195,000   410,000   605,000      High Plains, CO Metropolitan District, Revenue Bonds (Series     192,742     405,252     597,994
                                  2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue
                                  Yield: 4.50%), 12/1/2015
                                  TOTAL                                                           7,841,681  15,821,430  23,663,111
                                  CONNECTICUT--1.5%
1,750,000     -     1,750,000     Connecticut Development Authority, PCR Bonds, 3.35% TOBs        1,717,345       -       1,717,345
                                  (Connecticut Light & Power Co.)/(Ambac Financial Group, Inc.
                                  INS), Mandatory Tender 10/1/2008
    -     2,630,000 2,630,000     Connecticut State, Refunding UT GO Bonds (Series 2001E),            -       2,764,393   2,764,393
                                  5.00%, 11/15/2011
                                  TOTAL                                                           1,717,345   2,764,393   4,481,738
                                  DELAWARE--0.2%
    -      635,000   635,000      Delaware Health Facilities Authority, Revenue Bonds (Series         -        652,812     652,812
                                  2005A), 5.00% (Beebe Medical Center), 6/1/2010
                                  DISTRICT OF COLUMBIA--0.7%
    -     1,000,000 1,000,000     District of Columbia, Ballpark Revenue Bonds (Series 2006B-1),      -       1,045,760   1,045,760
                                  5.00% (FGIC INS), 2/1/2012
    -      970,000   970,000      District of Columbia, Revenue Bonds (Series 1999), 3.60% TOBs       -        936,040     936,040
                                  (819 7th Street LLC Issue)/(Branch Banking & Trust Co.,
                                  Winston-Salem LOC), Mandatory Tender 10/1/2009
                                  TOTAL                                                               -       1,981,800   1,981,800
                                  FLORIDA--5.8%
    -      255,000   255,000      Florida Housing Finance Corp., Homeowner Mortgage Revenue           -        255,161     255,161
                                  Bonds, Series 2, 4.75% (MBIA Insurance Corp. INS), 7/1/2019
1,355,000 2,000,000 3,355,000  1  Florida State Department of Corrections, Custodial Receipts,    1,329,404   1,962,220   3,291,624
                                  3.00%, 9/10/2009
1,000,000     -     1,000,000     Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012            1,027,210       -       1,027,210
    -     1,000,000 1,000,000     Highlands County, FL Health Facilities Authority, Refunding         -       1,019,510   1,019,510
                                  Revenue Bonds (Series 2005A), 5.00% (Adventist Health System/
                                  Sunbelt Obligated Group), 11/15/2008
    -     1,000,000 1,000,000     Highlands County, FL Health Facilities Authority, Refunding         -       1,030,330   1,030,330
                                  Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/
                                  Sunbelt Obligated Group), 11/15/2010
    -     2,000,000 2,000,000     Highlands County, FL Health Facilities Authority, Revenue           -       2,051,840   2,051,840
                                  Bonds , 5.00% TOBs (Adventist Health System/ Sunbelt Obligated
                                  Group), Mandatory Tender 11/16/2009
    -     1,885,000 1,885,000     Miami-Dade County, FL School District, Certiifcates of              -       1,891,560   1,891,560
                                  Participation (Series A), 5.25% (Financial Security Assurance,
                                  Inc. INS), 10/1/2006
1,000,000 1,000,000 2,000,000     Miami-Dade County, FL Transit System, Sales Surtax Revenue      1,037,400   1,037,400   2,074,800
                                  Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS),
                                  7/1/2010
1,000,000 2,445,000 3,445,000     Miami-Dade County, FL Transit System, Sales Surtax Revenue      1,043,550   2,551,480   3,595,030
                                  Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS),
                                  7/1/2011
    -     1,000,000 1,000,000     Volusia County, FL Education Facility Authority, Educational        -       1,027,080   1,027,080
                                  Facilities Refunding Revenue Bonds (Series 2005), 5.00%
                                  (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset
                                  Assurance INS), 10/15/2009
    -      640,000   640,000      Volusia County, FL Education Facility Authority, Educational        -        663,968     663,968
                                  Facilities Refunding Revenue Bonds (Series 2005), 5.00%
                                  (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset
                                  Assurance INS), 10/15/2011
                                  TOTAL                                                           4,437,564  13,490,549  17,928,113
                                  GEORGIA--1.5%
    -      935,000   935,000      Coffee County, GA Hospital Authority, Refunding Revenue Bonds       -        950,577     950,577
                                  , 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2009
 935,000      -      935,000      Coffee County, GA Hospital Authority, Refunding Revenue Bonds,   952,204        -        952,204
                                  5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010
1,425,000 1,430,000 2,855,000     Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs    1,413,999   1,418,960   2,832,959
                                  (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC),
                                  Mandatory Tender 6/1/2011
                                  TOTAL                                                           2,366,203   2,369,537   4,735,740
                                  HAWAII--0.3%
    -     1,000,000 1,000,000     Hawaii State, GO UT (Series CB) Refunding Bonds, 5.75%              -       1,009,670   1,009,670
                                  (Original Issue Yield: 5.90%), 1/1/2007
                                  IDAHO--0.0%
 75,000       -      75,000       Idaho Housing Agency, SFM Bonds, Series B-2, 4.65%, 7/1/2028     75,147         -        75,147
                                  ILLINOIS--2.2%
 10,000       -      10,000       Chicago, IL Single Family Mortgage, Collateralized SFM Revenue   10,018         -        10,018
                                  Bonds (Series 1997B), 5.10% (GNMA Collateralized Home Mortgage
                                  Program COL), 9/1/2007
 60,000       -      60,000       Illinois Development Finance Authority IDB, Mortgage Revenue     60,343         -        60,343
                                  Refunding Bonds, Series 1997A, 5.20% (MBIA Insurance Corp.
                                  INS)/(FHA LOC), 7/1/2008
2,000,000     -     2,000,000     Illinois Health Facilities Authority, Revenue Bonds , 5.25%     2,010,360       -       2,010,360
                                  (Advocate Health Care Network)/(Original Issue Yield: 5.33%),
                                  11/15/2006
    -     3,050,000 3,050,000     Will & Kendall Counties, IL Community Consolidated School           -       3,123,566   3,123,566
                                  District No. 202, UT GO Bonds , 5.50% (Financial Security
                                  Assurance, Inc. INS), 12/30/2007
 500,000      -      500,000      Will County, IL, Debt Certificates (Series 2006), 4.50%          500,450        -        500,450
                                  (Joliet School District No. 86), 12/1/2010
    -     1,000,000 1,000,000     Will County, IL, Debt Certificates (Series 2006), 4.50%             -       1,000,790   1,000,790
                                  (Joliet School District No. 86), 12/1/2011
                                  TOTAL                                                           2,581,171   4,124,356   6,705,527
                                  INDIANA--1.6%
 815,000      -      815,000      Indiana Health & Educational Facility Financing Authority,       832,009        -        832,009
                                  Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana),
                                  11/15/2009
    -      860,000   860,000      Indiana Health & Educational Facility Financing Authority,          -        879,875     879,875
                                  Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana),
                                  11/15/2010
    -     1,000,000 1,000,000     Indiana Health Facility Financing Authority, Revenue Bonds          -       1,021,640   1,021,640
                                  (Series 2002G), 5.50% (Ascension Health Credit Group),
                                  11/15/2007
    -      55,000    55,000       Indiana State HFA, SFM Revenue Bonds, Series C-3, 4.75%,            -        55,292      55,292
                                  1/1/2029
1,000,000 1,000,000 2,000,000     Lawrenceburg, IN Pollution Control Revenue Board, PCR Revenue    995,170     995,170    1,990,340
                                  Bonds (Series F), 2.625% TOBs (Indiana Michigan Power Co.),
                                  Mandatory Tender 10/1/2006
                                  TOTAL                                                           1,827,179   2,951,977   4,779,156
                                  IOWA--0.4%
    -     1,255,000 1,255,000     Iowa Higher Education Loan Authority, Revenue Notes (Series         -       1,265,316   1,265,316
                                  2006C), 4.95% RANs (Dordt College, Inc.), 5/24/2007
                                  KANSAS--3.6%
1,000,000 2,000,000 3,000,000     Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75%   1,004,830   2,009,660   3,014,490
                                  TOBs (Kansas City Power And Light Co.), Mandatory Tender
                                  10/1/2007
    -     2,105,000 2,105,000     Saline County, KS Unified School District No. 305, Refunding &      -       2,213,008   2,213,008
                                  Improvement UT GO Bonds , 5.25% (Financial Security Assurance,
                                  Inc. INS), 9/1/2010
 10,000    25,000    35,000       Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-    10,054      25,135      35,189
                                  Backed Securities Program, Series 1998 A-1, 5.00% (GNMA
                                  Collateralized Home Mortgage Program COL), 6/1/2013
 900,000  1,700,000 2,600,000     Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%,    900,198    1,700,374   2,600,572
                                  11/1/2009
    -     3,165,000 3,165,000     Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds          -       3,313,407   3,313,407
                                  (Series 2005A), 5.00% (FGIC INS), 10/1/2011
                                  TOTAL                                                           1,915,082   9,261,584  11,176,666
                                  LOUISIANA--2.8%
1,000,000 1,000,000 2,000,000     Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001),  1,001,950   1,001,950   2,003,900
                                  4.80% (Occidental Petroleum Corp.), 12/1/2006
    -     2,000,000 2,000,000     Louisiana State Citizens Property Insurance Corp., Assessment       -       2,054,700   2,054,700
                                  Revenue Bonds (Series 2006B), 5.00% (Ambac Financial Group,
                                  Inc. INS), 6/1/2009
    -     4,000,000 4,000,000     Louisiana State Citizens Property Insurance Corp., Assessment       -       4,175,440   4,175,440
                                  Revenue Bonds (Series 2006B), 5.25% (Ambac Financial Group,
                                  Inc. INS), 6/1/2010
    -      500,000   500,000      Louisiana State Offshore Terminal Authority, Refunding Revenue      -        495,915     495,915
                                  Bonds , 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008
                                  TOTAL                                                           1,001,950   7,728,005   8,729,955
                                  MASSACHUSETTS--0.5%
    -     1,500,000 1,500,000     Commonwealth of Massachusetts, Construction Loan LT GO Bonds        -       1,561,515   1,561,515
                                  (Series 2001C), 5.00%, 12/1/2010
                                  MICHIGAN--5.1%
    -      500,000   500,000      Kent Hospital Finance Authority, MI, Revenue Bonds (Series          -        507,370     507,370
                                  2005A), 5.00% (Metropolitan Hospital ), 7/1/2009
    -     2,500,000 2,500,000     Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean      -       2,544,100   2,544,100
                                  Water Revolving Fund)/(United States Treasury COL), 10/1/2007
1,000,000     -     1,000,000     Michigan State Hospital Finance Authority, Hospital Refunding   1,017,120       -       1,017,120
                                  Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System,
                                  MI)/(United States Treasury COL), 3/1/2008
    -      300,000   300,000      Michigan State Hospital Finance Authority, Hospital Revenue         -        306,261     306,261
                                  and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health
                                  System, MI), 11/15/2008
    -      750,000   750,000      Michigan State Hospital Finance Authority, Hospital Revenue         -        778,372     778,372
                                  and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health
                                  System, MI), 11/15/2012
    -     1,500,000 1,500,000     Michigan State Strategic Fund, LT GO Revenue Bonds, 5.20%           -       1,538,115   1,538,115
                                  (Waste Management, Inc.), 4/1/2010
    -     1,510,000 1,510,000     Michigan State Strategic Fund, Revenue Bonds (Series 2004),         -       1,507,327   1,507,327
                                  2.00% (NSF International), 8/1/2006
1,000,000     -     1,000,000     Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs         993,250        -        993,250
                                  (Waste Management, Inc.), Mandatory Tender 8/1/2007
1,000,000 2,000,000 3,000,000     Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS),     1,025,110   2,050,220   3,075,330
                                  11/1/2008
1,000,000     -     1,000,000     Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS),     1,041,940       -       1,041,940
                                  11/1/2010
    -     1,000,000 1,000,000     Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS),         -       1,068,710   1,068,710
                                  11/1/2013
1,285,000     -     1,285,000     Saginaw, MI Hospital Finance Authority, Hospital Revenue        1,302,566       -       1,302,566
                                  Refunding Bonds (Series 2004G), 4.75% (Covenant Medical
                                  Center, Inc.), 7/1/2009
                                  TOTAL                                                           5,379,986  10,300,475  15,680,461
                                  MINNESOTA--1.0%
1,530,000     -     1,530,000     Minneapolis, MN Health Care System, Revenue Bonds (Series       1,548,467       -       1,548,467
                                  2002A), 5.00% (Allina Health System, MN), 11/15/2007
    -     1,000,000 1,000,000     Minnesota Municipal Power Agency, Electric Revenue Bonds            -       1,012,880   1,012,880
                                  (Series 2005), 4.50%, 10/1/2010
 300,000      -      300,000      St. Paul, MN Housing & Redevelopment Authority, Health Care      307,047        -        307,047
                                  Revenue Bonds (Series 2005), 5.00% (Gillette Children's
                                  Specialty Healthcare), 2/1/2009
    -      225,000   225,000      St. Paul, MN Housing & Redevelopment Authority, Health Care         -        228,794     228,794
                                  Revenue Bonds (Series 2005), 5.00% (Gillette Children's
                                  Specialty Healthcare), 2/1/2012
                                  TOTAL                                                           1,855,514   1,241,674   3,097,188
                                  MISSISSIPPI--0.5%
    -     1,385,000 1,385,000     Mississippi Development Bank, Special Obligation Highway            -       1,418,669   1,418,669
                                  Construction Revenue Bonds, 5.00% (Harrison County, MS
                                  Highway)/(FGIC INS), 1/1/2009
                                  MISSOURI--1.7%
    -     1,500,000 1,500,000     Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series      -       1,500,930   1,500,930
                                  2006A), 4.125%, 3/1/2009
 960,000      -      960,000      Cape Girardeau County, MO IDA, Health Care Facilities Revenue    968,486        -        968,486
                                  Bonds, Series A, 5.00% (St. Francis Medical Center, MO),
                                  6/1/2007
    -     1,500,000 1,500,000     Missouri State HEFA, Revenue Notes (Series 2006C), 5.25% RANs       -       1,514,205   1,514,205
                                  (Evangel University), 4/25/2007
    -     1,250,000 1,250,000     Missouri State HEFA, Revenue Notes (Series 2006D), 5.25% RANs       -       1,258,313   1,258,313
                                  (Rockhurst University), 4/25/2007
                                  TOTAL                                                            968,486    4,273,448   5,241,934
                                  NEW HAMPSHIRE--0.6%
2,000,000     -     2,000,000     New Hampshire Business Finance Authority, Refunding PCR Bonds,  1,941,560       -       1,941,560
                                  3.50% TOBs (United Illuminating Co.), Mandatory Tender
                                  2/1/2009
                                  NEW JERSEY--3.9%
 850,000      -      850,000      Bayonne, NJ Redevelopment Agency, Project Notes (Series          852,338        -        852,338
                                  2005A), 5.00%, 4/13/2007
    -     1,500,000 1,500,000     Bayonne, NJ Parking Authority, Parking Project Note (Series         -       1,499,625   1,499,625
                                  2005), 5.00% (Bayonne, NJ GTD), 3/15/2007
 700,000  1,400,000 2,100,000     Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006              700,189    1,400,378   2,100,567
    -      750,000   750,000      Bayonne, NJ, (Series A), 5.00% TANs, 10/13/2006                     -        750,008     750,008
    -     1,000,000 1,000,000     Bayonne, NJ, 5.00% BANs, 10/27/2006                                 -       1,001,090   1,001,090
 500,000  1,000,000 1,500,000     Bayonne, NJ, 5.00% BANs, 10/27/2006                              500,440    1,000,880   1,501,320
 600,000   600,000  1,200,000     Bayonne, NJ, 5.00% BANs, 10/27/2006                              600,426     600,426    1,200,852
    -      680,000   680,000      New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70%           -        663,666     663,666
                                  (Winchester Gardens at Ward Homestead)/(Original Issue Yield:
                                  3.80%), 11/1/2008
 705,000      -      705,000      New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00%        687,833        -        687,833
                                  (Winchester Gardens at Ward Homestead)/(Original Issue Yield:
                                  4.10%), 11/1/2009
    -     1,864,000 1,864,000     Weehawken Township, NJ, UT GO Notes, 5.00% BANs, 5/18/2007          -       1,874,159   1,874,159
                                  TOTAL                                                           3,341,226   8,790,232  12,131,458
                                  NEW MEXICO--1.5%
1,000,000 1,450,000 2,450,000     Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00%    980,640    1,421,928   2,402,568
                                  TOBs (El Paso Electric Co.)/(FGIC INS) 8/1/2012
    -     1,335,000 1,335,000     Sandoval County, NM, Incentive Payment Refunding Revenue Bonds      -       1,286,646   1,286,646
                                  (Series 2005), 4.00% (Intel Corp.), 6/1/2015
    -     1,000,000 1,000,000     Santa Fe, NM Community College District, (GO UT), 5.45%             -       1,011,330   1,011,330
                                  (United States Treasury PRF 8/1/2006@101)/(Original Issue
                                  Yield: 5.55%), 8/1/2010
                                  TOTAL                                                            980,640    3,719,904   4,700,544
                                  NEW YORK--4.9%
1,110,000 1,110,000 2,220,000     Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist           1,095,792   1,095,792   2,191,584
                                  College), 7/1/2009
    -     3,000,000 3,000,000     New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%,       -       3,118,110   3,118,110
                                  8/1/2011
1,000,000     -     1,000,000     New York City, NY, UT GO Bonds (Series 2001F), 5.00%, 8/1/2007  1,012,560       -       1,012,560
    -     2,000,000 2,000,000     New York City, NY, UT GO Bonds (Series 2002F), 5.25%, 8/1/2009      -       2,072,840   2,072,840
1,000,000 1,000,000 2,000,000     New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006      1,001,020   1,001,020   2,002,040
1,000,000 1,000,000 2,000,000     New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007      1,012,560   1,012,560   2,025,120
1,000,000     -     1,000,000     New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008     1,022,140       -       1,022,140
 465,000  1,165,000 1,630,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series    458,699    1,149,214   1,607,913
                                  2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022
                                  TOTAL                                                           5,602,771   9,449,536  15,052,307
                                  NORTH CAROLINA--2.6%
    -      525,000   525,000      North Carolina Medical Care Commission, Health Care Facilities      -        539,065     539,065
                                  First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines
                                  at Davidson), 1/1/2010
 315,000      -      315,000      North Carolina Medical Care Commission, Health Care Facilities   324,980        -        324,980
                                  First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines
                                  at Davidson), 1/1/2011
    -      725,000   725,000      North Carolina Medical Care Commission, Health Care Facilities      -        751,789     751,789
                                  First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines
                                  at Davidson), 1/1/2012
    -     1,000,000 1,000,000     North Carolina State, UT GO Bonds, 5.00% (United States             -       1,029,590   1,029,590
                                  Treasury PRF), 5/1/2011
1,000,000 2,000,000 3,000,000     North Carolina State, UT GO Bonds (Series 2003), 5.00%,         1,055,640   2,111,280   3,166,920
                                  5/1/2012
1,000,000 1,000,000 2,000,000     North Carolina State, UT GO Bonds (Series 2006A), 5.00%,        1,063,290   1,063,290   2,126,580
                                  6/1/2014
                                  TOTAL                                                           2,443,910   5,495,014   7,938,924
                                  OHIO--3.7%
1,450,000 3,480,000 4,930,000     Hicksville, OH Village School District, 4.50% BANs, 7/18/2006   1,450,116   3,480,278   4,930,394
    -     1,250,000 1,250,000     Lucas County, OH, Adjustable Rate Demand Health Care                -       1,232,675   1,232,675
                                  Facilities Revenue Bonds (Series 2002) , 3.25% TOBs
                                  (Franciscan Care Center)/(Bank One, Columbus N.A. LOC),
                                  Optional Tender 3/1/2008
 960,000  2,750,000 3,710,000     Mahoning County, OH Hospital Facilities, Adjustable Rate         946,272    2,710,675   3,656,947
                                  Demand Health Care Facilities Revenue Refunding Bonds (Series
                                  2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC),
                                  Mandatory Tender 4/1/2008
    -      70,000    70,000       Ohio HFA, Residential Mortgage Revenue Bonds (Series 1997D-1),      -        70,023      70,023
                                  4.85% (GNMA Collateralized Home Mortgage Program COL),
                                  3/1/2015
 675,000   675,000  1,350,000     Ohio State Air Quality Development Authority, PCR Revenue        673,144     673,144    1,346,288
                                  Bonds, 4.25% TOBs (Pennsylvania Power Co.) 7/1/2006
                                  TOTAL                                                           3,069,532   8,166,795  11,236,327
                                  OKLAHOMA--0.5%
    -      960,000   960,000      Oklahoma Development Finance Authority, Hospital Revenue            -        980,573     980,573
                                  Refunding Bonds (Series 2004), 5.00% (Unity Health Center),
                                  10/1/2009
    -      680,000   680,000      Oklahoma HFA, Single Family Mortgage Revenue Bonds (Series          -        681,952     681,952
                                  1998D-2), 6.25% (GNMA Collateralized Home Mortgage Program
                                  COL), 9/1/2029
                                  TOTAL                                                               -       1,662,525   1,662,525
                                  OREGON--0.5%                                                        -                       -
 750,000   750,000  1,500,000     Port of Portland, OR, 4.65% TOBs (Union Pacific Railroad         750,532     750,532    1,501,064
                                  Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2006
                                  PENNSYLVANIA--3.7%                                                  -                       -
1,020,000     -     1,020,000     Commonwealth of Pennsylvania, UT GO Bonds , 5.25%, 10/15/2006   1,024,335       -       1,024,335
    -     1,000,000 1,000,000     Erie, PA Higher Education Building Authority, (Series F),           -        986,920     986,920
                                  2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory
                                  Tender 1/15/2007
    -      815,000   815,000      Erie, PA Higher Education Building Authority, College Revenue       -        799,588     799,588
                                  Refunding Bonds (Series 2004A), 3.20% (Mercyhurst
                                  College)/(Original Issue Yield: 3.22%), 3/15/2008
 840,000      -      840,000      Erie, PA Higher Education Building Authority, College Revenue    821,696        -        821,696
                                  Refunding Bonds (Series 2004A), 3.50% (Mercyhurst
                                  College)/(Original Issue Yield: 3.57%), 3/15/2009
    -      865,000   865,000      Erie, PA Higher Education Building Authority, College Revenue       -        843,349     843,349
                                  Refunding Bonds (Series 2004A), 3.70% (Mercyhurst
                                  College)/(Original Issue Yield: 3.79%), 3/15/2010
    -      160,000   160,000      Erie, PA Higher Education Building Authority, College Revenue       -        156,974     156,974
                                  Refunding Bonds (Series 2004B), 3.20% (Mercyhurst
                                  College)/(Original Issue Yield: 3.22%), 3/15/2008
 215,000      -      215,000      Erie, PA Higher Education Building Authority, College Revenue    210,315        -        210,315
                                  Refunding Bonds (Series 2004B), 3.50% (Mercyhurst
                                  College)/(Original Issue Yield: 3.57%), 3/15/2009
    -      220,000   220,000      Erie, PA Higher Education Building Authority, College Revenue       -        214,493     214,493
                                  Refunding Bonds (Series 2004B), 3.70% (Mercyhurst
                                  College)/(Original Issue Yield: 3.79%), 3/15/2010
1,075,000     -     1,075,000     Lebanon County, PA Health Facilities Authority, Hospital        1,065,433       -       1,065,433
                                  Revenue Bonds , 4.00% (Good Samaritan Hospital), 11/15/2008
    -     1,115,000 1,115,000     Lebanon County, PA Health Facilities Authority, Hospital            -       1,100,527   1,100,527
                                  Revenue Bonds , 4.00% (Good Samaritan Hospital), 11/15/2009
  5,000     5,000    10,000       Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds      5,069       5,069      10,138
                                  (Series B), 6.75% (Northampton Generating)/(Escrowed In
                                  Treasuries COL), 1/1/2007
    -      200,000   200,000      Pennsylvania State Higher Education Facilities Authority,           -        201,914     201,914
                                  Revenue Bonds (Series 2001A), 5.75% (UPMC Health System),
                                  1/15/2007
1,005,000 1,000,000 2,005,000     Pennsylvania State Higher Education Facilities Authority,       1,030,115   1,024,990   2,055,105
                                  Revenue Bonds (Series 2001A), 5.75% (UPMC Health System),
                                  1/15/2008
    -      820,000   820,000      Pennsylvania State Higher Education Facilities Authority,           -        837,523     837,523
                                  Revenue Bonds (Series 2004A), 5.00% (Philadelphia University),
                                  6/1/2011
    -     1,000,000 1,000,000     Philadelphia, PA Authority for Industrial Development,              -        996,690     996,690
                                  Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs
                                  (Cathedral Village ) 4/1/2011
                                  TOTAL                                                           4,156,963   7,168,037  11,325,000
                                  RHODE ISLAND--1.3%
 500,000   650,000  1,150,000     Rhode Island State Health and Educational Building Corp.,        500,735     650,956    1,151,691
                                  Hospital Financing Revenue Bonds (Series 2002), 5.25%
                                  (Lifespan Obligated Group), 8/15/2006
 510,000   700,000  1,210,000     Rhode Island State Health and Educational Building Corp.,        517,155     709,821    1,226,976
                                  Hospital Financing Revenue Bonds (Series 2002), 5.50%
                                  (Lifespan Obligated Group), 8/15/2007
    -     1,600,000 1,600,000     Rhode Island State Health and Educational Building Corp.,           -       1,652,896   1,652,896
                                  Hospital Financing Revenue Refunding Bonds (Series 2006A),
                                  5.00% (Lifespan Obligated Group), 5/15/2011
                                  TOTAL                                                           1,017,890   3,013,673   4,031,563
                                  SOUTH CAROLINA--0.9%
    -      780,000   780,000      Lexington County, SC Health Services District, Inc., Hospital       -        804,827     804,827
                                  Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center),
                                  5/1/2008
1,000,000 1,000,000 2,000,000     Richland County, SC, Environmental Improvement Revenue           997,950     997,950    1,995,900
                                  Refunding Bonds (Series 2002A), 4.25% (International Paper
                                  Co.), 10/1/2007
                                  TOTAL                                                            997,950    1,802,777   2,800,727
                                  SOUTH DAKOTA--0.3%
    -      890,000   890,000      South Dakota State Health & Educational Authority, Revenue          -        911,752     911,752
                                  Bonds , 5.25% (Westhills Village Retirement Community),
                                  9/1/2009
                                  TENNESSEE--2.2%
1,000,000 1,000,000 2,000,000     Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland,      997,710     997,710    1,995,420
                                  Inc.), 10/1/2007
    -     2,085,000 2,085,000     Metropolitan Government Nashville & Davidson County, TN HEFA,       -       2,088,795   2,088,795
                                  Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt
                                  University), 10/1/2006
    -     2,000,000 2,000,000     Metropolitan Government Nashville & Davidson County, TN IDB,        -       1,990,340   1,990,340
                                  Revenue Bonds , 4.10% TOBs (Waste Management, Inc.), Mandatory
                                  Tender 8/1/2007
    -      740,000   740,000      Sullivan County, TN Health Educational & Housing Facilities         -        743,456     743,456
                                  Board, Hospital Refunding Revenue Bonds, 5.00% (Wellmont
                                  Health System), 9/1/2007
                                  TOTAL                                                            997,710    5,820,301   6,818,011
                                  TEXAS--7.4%
    -     1,000,000 1,000,000     Austin, TX, Hotel Occupancy, 5.625% (Ambac Financial Group,         -       1,053,520   1,053,520
                                  Inc. INS)/(Original Issue Yield: 5.71%), 11/15/2019
1,000,000 2,000,000 3,000,000     Gulf Coast, TX Waste Disposal Authority, Environmental           999,950    1,999,900   2,999,850
                                  Facilities Refunding Revenue Bonds , 4.20% (Occidental
                                  Petroleum Corp.), 11/1/2006
 500,000  1,500,000 2,000,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal    500,345    1,501,035   2,001,380
                                  Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.),
                                  4/1/2012
    -     1,000,000 1,000,000     Harris County, TX, LT GO, Correctional Facility Improvement         -       1,004,250   1,004,250
                                  Bonds, 5.50% (United States Treasury PRF
                                  10/1/2006@100)/(Original Issue Yield: 5.55%), 10/1/2011
    -     1,000,000 1,000,000     Johnson County, TX, UT GO, 5.00% (Financial Security                -       1,031,280   1,031,280
                                  Assurance, Inc. INS), 2/15/2016
    -     1,000,000 1,000,000     North Texas Tollway Authority, (Series A), 5.10% (FGIC              -       1,014,720   1,014,720
                                  INS)/(Original Issue Yield: 5.20%), 1/1/2013
    -     1,000,000 1,000,000     Spring, TX Independent School District, 5.25% (PSFG GTD),           -       1,018,100   1,018,100
                                  2/15/2019
    -     1,000,000 1,000,000     Texas State Transportation Commission, Mobility Fund Revenue        -       1,028,390   1,028,390
                                  Bonds (Series 2006), 5.00% (Texas State), 4/1/2009
1,000,000 1,000,000 2,000,000     Texas State Transportation Commission, Mobility Fund Revenue    1,049,040   1,049,040   2,098,080
                                  Bonds (Series 2006), 5.00% (Texas State), 4/1/2012
    -     6,000,000 6,000,000     Texas Turnpike Authority, Second Tier Bond Anticipation Notes       -       6,121,860   6,121,860
                                  (Series 2002), 5.00%, 6/1/2008
1,500,000     -     1,500,000     Texas Water Development Board, State Revolving Fund Revenue     1,525,845       -       1,525,845
                                  Bonds, (Series B), 5.50%, 7/15/2007
1,000,000 1,000,000 2,000,000     Trinity River Authority, TX, PCR Refunding Bonds (Series 2001   1,001,910   1,001,910   2,003,820
                                  A), 5.00% TOBs (TXU Energy Co. LLC), Mandatory Tender
                                  11/1/2006
                                  TOTAL                                                           5,077,090  17,824,005  22,901,095
                                  UTAH--0.2%
 735,000      -      735,000      Intermountain Power Agency, UT, Power Supply Revenue Refunding   735,044        -        735,044
                                  (Series B) Bonds, 6.00% (MBIA Insurance Corp. INS), 7/1/2006
                                  VIRGINIA--1.9%
1,000,000 1,000,000 2,000,000     Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia         1,004,190   1,004,190   2,008,380
                                  Electric & Power Co.), 12/1/2007
1,000,000 1,250,000 2,250,000     Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A),    1,010,390   1,262,987   2,273,377
                                  5.00%, 7/15/2009
 750,000  1,000,000 1,750,000     Virginia Peninsula Port Authority, Revenue Refunding Bonds       734,423     979,230    1,713,653
                                  (Series 2003), 3.30% TOBs (Dominion Terminal
                                  Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender
                                  10/1/2008
                                  TOTAL                                                           2,749,003   3,246,407   5,995,410
                                  WASHINGTON--2.9%
1,400,000 3,600,000 5,000,000     Energy Northwest, WA, Project 1 Electric Revenue Refunding      1,441,244   3,706,056   5,147,300
                                  Bonds (Series 2006A), 5.00%, 7/1/2009
    -     2,500,000 2,500,000     Energy Northwest, WA, Project 1 Electric Revenue Refunding          -       2,593,500   2,593,500
                                  Bonds (Series 2006A), 5.00%, 7/1/2010
    -     1,310,000 1,310,000     Spokane, WA, Refunding UT GO Bonds , 5.50% (MBIA Insurance          -       1,340,720   1,340,720
                                  Corp. INS), 12/15/2007
                                  TOTAL                                                           1,441,244   7,640,276   9,081,520
                                  WISCONSIN--0.3%
    -      350,000   350,000      Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00%            -        359,188     359,188
                                  (Marshfield Clinic, WI), 2/15/2012
    -      425,000   425,000      Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00%            -        434,690     434,690
                                  (Marshfield Clinic, WI), 2/15/2013
                                  TOTAL                                                               -        793,878     793,878
                                  WYOMING--3.1%
1,500,000 2,150,000 3,650,000     Albany County, WY, Pollution Control Revenue Bonds (Series      1,498,965   2,148,516   3,647,481
                                  1985), 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific
                                  Corp. GTD), Optional Tender 12/1/2006
2,500,000 3,500,000 6,000,000     Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40%    2,408,400   3,371,760   5,780,160
                                  TOBs (Pacificorp), Mandatory Tender 6/1/2010
                                  TOTAL                                                           3,907,365   5,520,276   9,427,641
                                  TOTAL MUNICPAL BONDS (IDENTIFIED COST $272,043,271)            77,141,434  192,894,290 270,035,724
    -                             Short-Term Municipal Bonds--14.0%3
                                  ALABAMA--1.6%
3,000,000 1,900,000 4,900,000     Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama       3,000,000   1,900,000   4,900,000
                                  Power Co.), 4.040%, 7/3/2006
    `                             ALASKA--0.7%
2,300,000     -     2,300,000     Valdez, AK Marine Terminal, (Series 2001) Daily VRDNs (BP       2,300,000       -       2,300,000
                                  Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.990%, 7/3/2006
                                  CALIFORNIA--1.0%
 400,000  2,700,000 3,100,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly       400,000    2,700,000   3,100,000
                                  VRDNs (Republic Services, Inc.), 4.290%, 7/6/2006
                                  DISTRICT OF COLUMBIA--1.0%
    -     3,000,000 3,000,000     District of Columbia, (Series 2000) Weekly VRDNs (Public            -       3,000,000   3,000,000
                                  Welfare Foundation, Inc.)/(SunTrust Bank LOC), 3.990%,
                                  7/5/2006
                                  FLORIDA--1.8%
    -     1,500,000 1,500,000     Jacksonville, FL EDC, (Series 2005) Daily VRDNs (Methodist          -       1,500,000   1,500,000
                                  Health System, Inc.)/(SunTrust Bank LOC), 4.020%, 7/3/2006
    -     4,000,000 4,000,000     Orange County, FL, Health Facilities Authority, (Series A)          -       4,000,000   4,000,000
                                  Auction Rate Securities (Orlando Regional Healthcare
                                  System)/(Radian Asset Assurance INS), 3.700%, 7/20/2006
                                  TOTAL                                                               -       5,500,000   5,500,000
                                  GEORGIA--2.4%
    -     5,000,000 5,000,000     Burke County, GA Development Authority, (1994 Third Series)         -       5,000,000   5,000,000
                                  Auction Rate Securities (Georgia Power Co.), 4.050%, 7/24/2006
2,400,000     -     2,400,000     Monroe County, GA Development Authority, (Series 1999B) Daily   2,400,000       -       2,400,000
                                  VRDNs (Oglethorpe Power Corp. Scherer Project)/(Ambac
                                  Financial Group, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ),
                                  4.020%, 7/3/2006
                                  TOTAL                                                           2,400,000   5,000,000   7,400,000
                                  NEW YORK--1.3%
    -     4,030,000 4,030,000     New York State Urban Development Corp., (Series 2004A-3-C)          -       4,030,000   4,030,000
                                  Weekly VRDNs (New York State Personal Income Tax Revenue Bond
                                  Fund)/(CDC IXIS Financial Guaranty NA INS)/(Dexia Credit Local
                                  LIQ), 3.950%, 7/6/2006
                                  NORTH CAROLINA--0.7%
    -     2,300,000 2,300,000     North Carolina Medical Care Commission, (Series 2001A) Weekly       -       2,300,000   2,300,000
                                  VRDNs (Moses H. Cone Memorial), 3.960%, 7/6/2006
                                  OHIO--0.6%
    -     2,000,000 2,000,000     Ohio Water Development Authority, (Series 1999-A) Weekly VRDNs      -       2,000,000   2,000,000
                                  (Ohio Edison Co.), 4.100%, 7/6/2006
                                  PENNSYLVANIA--1.4%
    -     4,400,000 4,400,000     Philadelphia, PA Authority for Industrial Development Daily         -       4,400,000   4,400,000
                                  VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC),
                                  4.020%, 7/3/2006
                                  UTAH--1.0%
    -     2,700,000 2,700,000     Murray City, UT, (Series 2003D) Daily VRDNs (IHC Health             -       2,700,000   2,700,000
                                  Services, Inc.), 3.990%, 7/3/2006
 500,000      -      500,000      Salt Lake County, UT, PCR Bonds (Series 1994B) Daily VRDNs (BP   500,000        -        500,000
                                  Amoco Corp.), 4.000%, 7/3/2006
                                  TOTAL                                                            500,000    2,700,000   3,200,000
                                  VIRGINIA--0.5%
    -     1,400,000 1,400,000     Loudoun County, VA IDA, (Series 2003A) Daily VRDNs (Howard          -       1,400,000   1,400,000
                                  Hughes Medical Institute), 3.980%, 7/3/2006
                                  TOTAL SHORT-TERM MUNICPAL BONDS (IDENTIFIED COST $43,530,000)   8,600,000  34,930,000  43,530,000
                                  TOTAL MUNICPAL INVESTMENTS--101.6% (INDENTIFIED COST           85,741,434  227,824,290 313,565,724
                                  $315,573,271)4
                                  OTHER ASSETS AND LIABILITIES - (1.6)%                          (2,063,201) (2,840,129) (4,903,330)
                                  TOTAL NET ASSETS - 100%                                     $83,678,233 $224,984,161 $308,662,394



(1) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $5,291,924, which represented 1.7% of total net assets.

(2) Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Funds' Board of Trustees. At June 30, 2006, these liquid restricted securities amounted to $2,000,300, which represented 0.6% of total net assets.

(3) Current rate and next reset date shown for Variable Rate Demand Notes.

(4) The cost of investments for federal tax purposes amounts to $315,573,271.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC           --American Municipal Bond Assurance Corporation
BANs            --Bond Anticipation Notes
COL             --Collateralized
COPs            --Certificates of Participation
EDA             --Economic Development Authority
EDC             --Economic Development Commission
EDFA            --Economic Development Financing Authority
FGIC            --Financial Guaranty Insurance Company
FHA             --Federal Housing Administration
FSA             --Financial Security Assurance
GNMA            --Government National Mortgage Association
GO              --General Obligation
GTD             --Guaranteed
HEFA            --Health and Education Facilities Authority
HFA             --Housing Finance Authority
IDA             --Industrial Development Authority
IDB             --Industrial Development Bond
INS             --Insured
LIQ             --Liquidity Agreement
LOC(s)          --Letter(s) of  Credit
LT              --Limited Tax
PCFA            --Pollution Control Finance Authority
PCR             --Pollution Control Revenue
PCRBs           --Pollution Control Revenue Bonds
PRF             --Prerefunded
PSFG            --Permanent School Fund Guarantee
RANs            --Revenue Anticipation Notes
SFM             --Single Family Mortgage
TANs            --Tax Anticipation Notes
TOBs            --Tender Option Bonds
UT              --Unlimited Tax
VRDNs           --Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

                                                                               FEDERATED LIMITED TERM MUNICIPAL FUND
                                                                               FEDERATED SHORT-TERM MUNICIPAL TRUST
                                                                     PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                                                     JUNE 30, 2006 (UNAUDITED)


                                                                     FEDERATED       FEDERATED
                                                                      LIMITED        SHORT-TERM
                                                                       TERM
                                                                     MUNICPAL        MUNICIPAL     PRO FORMA         PROFORMA
                                                                       FUND            TRUST       ADJUSTMENT        COMBINED
ASSETS:
Investments in securities, at value                                 $85,741,434     $227,824,290       $-          $313,565,724
Cash                                                                  141,776          94,715          -             236,491
Income receivable                                                     842,264        2,014,623         -            2,856,887
Receivable for investments sold                                       155,000         190,000          -             345,000
     Total assets                                                   86,880,474      230,123,628        -           317,004,102
LIABILITIES:
Payable for investments purchased                                    2,390,678       4,408,120         -            6,798,798
Payable for shares redeemed                                           534,859         379,337          -             914,196
Income distribution payable                                           210,624         322,642          -             533,266
Payable for Directors'/Trustees' fees                                   355             111            -               466
Payable for distribution services fee                                 14,059             -             -              14,059
Payable for shareholder services fee                                  20,538             76            -              20,614
Accrued expenses                                                      31,128           29,181          -              60,309
     Total liabilities                                               3,202,241       5,139,467         -            8,341,708
NET ASSETS                                                          $83,678,233     $224,984,161       $-          $308,662,394
NET ASSETS CONSIST OF:
Paid in capital                                                     $88,603,253     $230,444,678       $-          319,047,931
Net unrealized depreciation of investments                           (594,389)      (1,413,158)        -           (2,007,547)
Accumulated net realized gain (loss) on investments and futures     (4,330,651)     (4,047,275)        -           (8,377,926)
contracts
Undistributed (distributions in excess of) net investment income        20              (84)           -               (64)
     Total Net Assets                                               $83,678,233     $224,984,161       $-          $308,662,394
NET ASSETS:
   Class A Shares                                                   $67,042,902          $-            $-          $67,042,902
   Class F Shares                                                   $16,635,331          $-            $       (a)      $-
                                                                                                  (16,635,331)
   Class IS Shares                                                      $-          $207,588,577       $-          $207,588,577
   Class SS Shares                                                      $ -         $17,395,584   $16,635,331  (a) $34,030,915
SHARES OUTSTANDING:
   Class A Shares                                                    7,010,304           -             -            7,010,304
   Class F Shares                                                    1,739,440           -        (1,739,440)  (b)      0
   Class IS Shares                                                       -           20,623,547        -            20,623,547
   Class SS Shares                                                       -           1,728,259     1,651,969   (b)  3,380,228
NET ASSET VALUE PER SHARE
   Class A Shares                                                      $9.56             $-            $-             $9.56
   Class F Shares                                                      $9.56            $ -          $9.56)             $-
   Class IS Shares                                                      $-             $10.07          $-             $10.07
   Class SS Shares                                                      $-             $10.07          $-             $10.07
OFFERING PRICE PER SHARE
   Class A Shares                                                      $9.66    (c)      $-            $-             $9.66     (c)
   Class F Shares                                                      $9.56             $-         $(9.56)             $-
   Class IS Shares                                                      $-             $10.07          $-             $10.07
   Class SS Shares                                                      $ -            $10.07          $-             $10.07
REDEMPTION PROCEEDS PER SHARE
   Class A Shares                                                      $9.56             $-            $-             $9.56
   Class F Shares                                                      $9.46    (d)      $-         $(9.46)             $-
   Class IS Shares                                                      $-             $10.07          $-             $10.07
   Class SS Shares                                                      $-             $10.07          $-             $10.07

Investments, at identified cost                                     $86,335,823     $229,237,448       $-          $315,573,271

(a)  Adjustment to reflect net assets as a result of the combination.
(b) Adjustment to reflect share balance and combined net asset value as a result of the combination.
(c)  Computation of offering price per share: 100/99.00 of net asset value.
(d) Computation of maximum redemption proceeds per share: 99.00/100 of net asset value.


(See Notes to Pro Forma Financial Statements)


                                               FEDERATED LIMITED TERM MUNICIPAL FUND
                                               FEDERATED SHORT-TERM MUNICIPAL TRUST
                                               PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                               JUNE 30, 2006 (UNAUDITED)
                                                                  Federated Limited Term   Federated   Pro Forma       Pro Forma
                                                                         Municpal         Short-Term   Adjustment      Combined
                                                                           Fund            Municipal
                                                                                             Trust

INVESTMENT INCOME:
Interest                                                                $3,803,921        $9,309,059       $-         $13,112,980

EXPENSES:
Investment adviser fee                                                   415,127           1,043,750       -           1,458,877
Administrative personnel and services fee                                189,998            207,839    (108,445)  (a)   289,392
Custodian fees                                                            6,725             12,839      (1,687)   (b)   17,877
Transfer and dividend disbursing agent
  fees and expenses                                                       69,272            60,316      (45,605)  (c)   83,983
Directors'/Trustees' fees                                                 4,379             11,774      (4,379)   (d)   11,774
Auditing fees                                                             22,697            16,030      (16,407)  (e)   22,320
Legal fees                                                                8,399              5,689      (6,167)   (f)    7,921
Portfolio accounting fees                                                 64,730            99,712      (25,605)  (g)   138,837
Distribution services fee - Class A Shares                               212,956               -           -            212,956
Distribution services fee - Class F Shares                                27,899               -        (27,899)  (h)      -
Distribution services fee - Class SS Shares                                 -               56,341       46,353   (i)   102,694
Shareholder services fee - Class A Shares                                210,219               -           -            210,219
Shareholder services fee - Class F Shares                                 46,212               -        (46,212)  (j)      -
Shareholder services fee - Class IS Shares                                  -               506,140        -            506,140
Shareholder services fee - Class SS Shares                                  -               55,812       46,212   (k)   102,024
Share registration costs                                                  37,099            12,422      (12,380)  (l)   37,141
Printing and postage                                                      9,674             15,129      (3,738)   (m)   21,065
Insurance premiums                                                        9,478              8,739      (6,049)   (n)   12,168
Taxes                                                                     14,145                                        14,145
Miscellaneous                                                             2,425             10,517         -            12,942
   TOTAL EXPENSES                                                       1,351,434          2,123,049   (212,008)       3,262,475
WAIVERS AND REIMBURSEMENT:
   Waiver of investment adviser fee                                     (312,982)          (309,215)    145,716   (o)  (476,481)
   Waiver of administrative personnel and                                (33,961)           (9,004)      30,428   (p)  (12,537)
   services fees
   Waiver of distribution services fee -                                 (27,899)              -         27,899   (q)      -
   Class F Shares
   Waiver of distribution services fee -                                    -              (56,341)     (46,353)  (r)  (102,694)
   Class SS Shares
   Waiver of shareholder services fee -                                     -              (506,140)       -           (506,140)
   Class IS Shares
   Reimbursement of shareholder services                                    -               (5,051)        -            (5,051)
   fee -  Class SS Shares
   Reimbursement of other operating                                         -                  -           -               -
   expenses
   Expense offset                                                           -                  -           -               -
Total waivers and reimbursement                                         (374,842)          (885,751)    157,690       (1,102,903)
Net expenses                                                             976,592           1,237,298    (54,318)       2,159,572
   Net investment income                                                $2,827,329        $8,071,761    $54,318       $10,953,408
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND SWAP CONTRACTS:
Net realized loss on investments                                        (324,492)         (1,075,051)      -          (1,399,543)
Net change in unrealized appreciation/depreciation of investments      (1,207,398)        (2,812,977)      -          (4,020,375)
   Net realized and unrealized gain on investments                     (1,531,890)        (3,888,028)      -          (5,419,918)
   Change in net assets resulting from operations                       $1,295,439        $4,183,733    $54,318       $5,533,490



(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)


                     FEDERATED LIMITED TERM MUNICIPAL FUND
            A PORTFOLIO OF  FEDERATED FIXED INCOME SECURITIES, INC.



INVESTMENT ADVISER
Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

ADMINISTRATOR
Federated Administrative Services
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779









PART C.     OTHER INFORMATION.

Item 15    Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.




Item 16.    Exhibits:
            1.1 Conformed copy of Restatement and Amendment No. 5 of the Declaration of Trust of the Registrant;
                     (18)
            1.2 Conformed copy of Amendment No. 6 to the Amended and Restated Declaration of Trust of the Registrant; (19)
            1.3 Conformed copy of Amendment No. 7 to the Amended and Restated Declaration of Trust of the Registrant; (24)

            2.1      Copy of the By-Laws of the Registrant; (13)
            2.2      Copy of Amendment No. 5 to the By-Laws of the
                     Registrant; (16)
            2.3      Copy of Amendment No. 6 to the By-Laws of the
                     Registrant; (16)
            2.4      Copy of Amendment No. 7 to the By-Laws of the
                     Registrant; (16)
            2.5      Copy of Amendment No. 8 to the By-Laws of the
                     Registrant; (16)
            2.6      Copy of Amendment No. 9 to the By-Laws of the
                     Registrant; (21)
            2.7      Copy of Amendment No. 10 to the By-Laws of the
                     Registrant; (22)
            2.8      Copy of Amendment No. 11 to the By-Laws of the
                     Registrant; (24)
            2.9      Copy of Amendment No. 12 to the By-Laws of the
                     Registrant; (24)
            2.10     Copy of Amendment No. 13 to the By-Laws of the
                     Registrant; (24)
            3        Not Applicable
            4        Agreement and Plan of Reorganization between Federated
                     Short-Term Municipal Trust and Federated  Fixed Income
                     Securities, Inc. on behalf of its portfolio, Federated
                     Limited Term Municipal Fund, is included as Exhibit A
                     to the Prospectus Proxy Statement included as part of
                     this Registration Statement(*)
            5        Copy of Specimen Certificate for Shares of Beneficial
                     Interest of the Registrant; (13)
            6.1      Conformed copy of the Investment Advisory
            6.2      Contract of the Registrant; (9)
            6.3      Conformed copy of Amendment No. 1 to Investment
                     Advisory Contract of the Registrant; (19)
            6.4      Conformed copy of Amendment to Investment
                     Advisory Contract of the Registrant; (19)
            7.1      Conformed copy of the Distributor's Contract of
                     the Registrant; (11)
            7.2      Conformed copy of the Amendment to Distributor's
                     Contract of the Registrant; (19)
            7.3      Amendment to Distributor's Contracts between the
                     Federated Funds and Federated Securities Corp. (22)
            7.4      The Registrant hereby incorporates the conformed copy
                     of the specimen Mutual Funds Sales and Service
                     Agreement; Mutual Funds Service Agreement; and Plan
                     Trustee/Mutual Funds Service Agreement from Item 24
                     (b) (6) of the Cash Trust Series II Registration
                     Statement on Form N-1A, filed with the Commission on
                     July 24, 1995. (File Numbers 33-38550 and 811-6269);
            8        Not Applicable
            9.1      Conformed copy of the Custodian Agreement of the
                     Registrant; (11)
            9.2      Conformed copy of Amendment to the Custodian
                     Agreement of the Registrant; (20)
            9.3      Conformed copy of Domestic Custody Fee Schedule;
                     (16)
            9.4      Amendment dated February 3, 2006 between State
                     Street Bank and Trust Company and each of the
                     Registered Investment Companies listed on
                     Appendix A; (25)
            10.1     Conformed Copy of Rule 12b-1 Plan of the
                     Registrant; (11)
            10.2     The responses described in Item 23(e)(iii) are
                     hereby incorporated by reference;
            10.3     Copy of Distribution Plan of the Registrant;
                     (22)
            11       Form of Opinion and Consent of Counsel regarding
                     the legality of Shares being issued (*)
            12       Form of Opinion regarding tax consequences of
                     Reorganization; (to be filed by amendment)
            13.1     Conformed copy of Amended and Restated Agreement for
                     Fund Accounting Services, Administrative Services,
                     Transfer Agency Services and Custody Services
                     Procurement; (17)
            13.2     Conformed copy of Amended and Restated Agreement
                     for Fund Accounting Services,
            13.3     The Registrant hereby incorporates   the
                     conformed copy of the Second   Amended and
                     Restated Services Agreement, with attached
                     Schedule 1 revised 6/30/04, from Item (h)(vii)
                     of the Cash Trust Series,  Inc. Registration
                     Statement on Form N-1A, filed with the
                     Commission on July 29, 2004. (File Nos. 33-29838
                     and 811-5843);
            13.4     The Registrant hereby incorporates the conformed
                     copy of the Amendment No. 2 to the Amended and
                     Restated Agreement for Fund Accounting Services,
                     Administrative Services, Transfer Agency
                     Services and Custody Services Procurement from
                     Item (h)(v) of the Federated U.S. Government
                     Securities: 2-5 Years Registration Statement on
                     Form N-1A, filed with the Commission on March
                     30, 2004. (File Nos. 2-75769 and 811-3387);
            13.5     The Registrant hereby incorporates the conformed
                     copy of the Amendment No. 3 to the Amended and
                     Restated Agreement for Fund Accounting Services,
                     Administrative Services, Transfer Agency
                     Services and Custody Services Procurement from
                     Item (h)(v) of the Federated U.S. Government
                     Securities: 2-5 Years Registration Statement on
                     Form N-1A, filed with the Commission on March
                     30, 2004. (File Nos. 2-75769 and 811-3387);
            13.6     The responses described in Item 23 (e)(iii) are
                     hereby incorporated by reference;
            13.7     The Registrant hereby incorporates   the
                     conformed copy of the Second   Amended and
                     Restated Services Agreement, with attached
                     Schedule 1 revised 6/30/04, from Item (h)(vii)
                     of the Cash Trust Series,  Inc. Registration
                     Statement on Form N-1A, filed with the
                     Commission on July 29, 2004. (File Nos. 33-29838
                     and 811-5843);
            13.8     The Registrant hereby incorporates   the formed
                     copy of the Financial   Administration and
                     Accounting Services Agreement, with attached
                     Exhibit A revised 6/30/04, from Item (h)(viii)
                     of the Cash Trust Series, Inc. Registration
                     Statement on Form N-1A, filed with the
                     Commission on   July 29, 2004. (File Nos. 33-
                     29838 and 811-5843)
            13.9     The Registrant hereby incorporates   by
                     referenced the conformed copy of Amendment No. 3
                     to the Agreement for   Administrative Services
                     between Federated Administrative Services
                     Company and the Registrant dated June 1, 2005,
                     form Item 23 (h)(ii) of the Cash Trust Series,
                     Inc. Registration Statement on Form N-1A, filed
                     with the Commission on July 27, 2005.  (File
                     Nos. 33-29838 and 811-5843);
            13.10    The Registrant hereby incorporates   the
                     conformed copy of Transfer Agency and Service
                     Agreement between the Federated Funds and State
                     Street Bank and Trust Company from Item
                     23(h)(viii)of the Federated Total Return
                     Government Bond Fund Registration Statement on
                     Form N-1A, filed with the Commission on April
                     28, 2006 (File Nos. 33-60411 and 811-07309).
                     (25)
            14.1     Conformed copy of Independent Registered Public
                     Accounting Firm of Federated Short-Term
                     Municipal Fund and Federated Limited Term
                     Municipal Fund (*)
            15       Not Applicable
            16.1     Conformed copy of Power of Attorney of the Registrant
                     (*)
            16.2     Conformed copy of Unanimous Consent (*)
            17.1     Form of Proxy (*)
            17.2     Form of Ballot (*)


_______________________
*     All exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed August 24, 1989. (File Nos. 2-72277 and 811-3181)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 26, 1994. (File Nos. 2-72277 and 811-3181)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed April 25, 1996. (File Nos. 2-72277 and 811-3181)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed June 30, 1998. (File Nos. 2-72277 and 811-3181)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed July 1, 1999. (File Nos. 2-72277 and 811-3181)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed August 28, 2001. (File Nos. 2-72277 and 811-3181)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed August 29, 2003.
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed August 30, 2004.
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed July 21, 2006.
      (File Nos. 2-72277 and 811-3181)
25. Effective Amendment No. 45 on Form N-1A filed August 28, 2006. (File Nos. 2-72277 and 811-3181)



Item 17.    Undertakings


      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.



      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED SHORT-TERM MUNICIPAL TRUST, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of September, 2006.

                      FEDERATED SHORT-TERM MUNICIPAL TRUST

                  By: /s/ George F. Magera
                  George F. Magera, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                        TITLE                  DATE

By:   /s/ George F. Magera           Attorney In Fact        September 26, 2006
      George F. Magera               For the Persons
      ASSISTANT SECRETARY            Listed Below

NAME                                        TITLE

John F. Donahue*                          Trustee

J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)

Richard A. Novak*                         Treasurer
                                          (Principal Financial Officer)

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

James F. Will*                            Trustee
* By Power of Attorney